united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21872

Mutual Fund Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1300 EAST NINTH STREET, CLEVELAND, OH 44114
(Name and address of agent for service)

Registrant’s telephone number, including area code:	866-447-4228

Date of fiscal year end:	3/31

Date of reporting period:	9/30/25

Item 1. Reports to Stockholders.

(a)

AlphaCentric Income Opportunities Fund

Class A Shares (IOFAX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Income Opportunities Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/iofix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$93	1.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$247,633,869
Number of Portfolio Holdings	84
Advisory Fee (net of waivers)	$1,399,543
Portfolio Turnover	10%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.0%
Exchange-Traded Funds	1.0%
Money Market Funds	0.2%
Non-Agency Residential Mortgage Backed Securities	96.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

ABS
81.8%
CMO
15.0%
Real Estate
1.0%
Fixed Income
1.0%
Financials
1.0%
Money Market Funds
0.2%

Value	Value
Money Market Funds	0.2%
Financials	1.0%
Fixed Income	1.0%
Real Estate	1.0%
CMO	15.0%
ABS	81.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2006-FRE1, 3.519%, 07/25/36	13.4%
CIT Mortgage Loan Trust 2007-1, 5.762%, 10/25/37	9.9%
Option One Mortgage Loan Trust 2007-CP1, 0.000%, 03/25/37	5.9%
Seasoned Credit Risk Transfer Trust Series 2018-3, 0.581%, 08/25/57	5.1%
Carrington Mortgage Loan Trust Series 2007-RFC1, 0.000%, 12/25/36	4.6%
Citigroup Mortgage Loan Trust 2007-AHL1, 0.273%, 12/25/36	4.3%
CIT Mortgage Loan Trust 2007-1, 5.245%, 10/25/37	3.8%
RAAC Series 2007-SP3 Trust, 6.687%, 09/25/47	3.2%
Nationstar Home Equity Loan Trust 2007-B, 4.328%, 04/25/37	3.2%
First Franklin Mortgage Loan Trust 2006-FF9, 0.000%, 06/25/36	2.8%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

AlphaCentric Income Opportunities Fund

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/iofix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-IOFAX

AlphaCentric Income Opportunities Fund

Class C Shares (IOFCX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Income Opportunities Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/iofix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$132	2.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$247,633,869
Number of Portfolio Holdings	84
Advisory Fee (net of waivers)	$1,399,543
Portfolio Turnover	10%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.0%
Exchange-Traded Funds	1.0%
Money Market Funds	0.2%
Non-Agency Residential Mortgage Backed Securities	96.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.2%
Financials	1.0%
Fixed Income	1.0%
Real Estate	1.0%
CMO	15.0%
ABS	81.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2006-FRE1, 3.519%, 07/25/36	13.4%
CIT Mortgage Loan Trust 2007-1, 5.762%, 10/25/37	9.9%
Option One Mortgage Loan Trust 2007-CP1, 0.000%, 03/25/37	5.9%
Seasoned Credit Risk Transfer Trust Series 2018-3, 0.581%, 08/25/57	5.1%
Carrington Mortgage Loan Trust Series 2007-RFC1, 0.000%, 12/25/36	4.6%
Citigroup Mortgage Loan Trust 2007-AHL1, 0.273%, 12/25/36	4.3%
CIT Mortgage Loan Trust 2007-1, 5.245%, 10/25/37	3.8%
RAAC Series 2007-SP3 Trust, 6.687%, 09/25/47	3.2%
Nationstar Home Equity Loan Trust 2007-B, 4.328%, 04/25/37	3.2%
First Franklin Mortgage Loan Trust 2006-FF9, 0.000%, 06/25/36	2.8%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

AlphaCentric Income Opportunities Fund

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/iofix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-IOFCX

AlphaCentric Income Opportunities Fund

Class I Shares (IOFIX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Income Opportunities Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/iofix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$81	1.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$247,633,869
Number of Portfolio Holdings	84
Advisory Fee (net of waivers)	$1,399,543
Portfolio Turnover	10%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.0%
Exchange-Traded Funds	1.0%
Money Market Funds	0.2%
Non-Agency Residential Mortgage Backed Securities	96.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.2%
Financials	1.0%
Fixed Income	1.0%
Real Estate	1.0%
CMO	15.0%
ABS	81.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2006-FRE1, 3.519%, 07/25/36	13.4%
CIT Mortgage Loan Trust 2007-1, 5.762%, 10/25/37	9.9%
Option One Mortgage Loan Trust 2007-CP1, 0.000%, 03/25/37	5.9%
Seasoned Credit Risk Transfer Trust Series 2018-3, 0.581%, 08/25/57	5.1%
Carrington Mortgage Loan Trust Series 2007-RFC1, 0.000%, 12/25/36	4.6%
Citigroup Mortgage Loan Trust 2007-AHL1, 0.273%, 12/25/36	4.3%
CIT Mortgage Loan Trust 2007-1, 5.245%, 10/25/37	3.8%
RAAC Series 2007-SP3 Trust, 6.687%, 09/25/47	3.2%
Nationstar Home Equity Loan Trust 2007-B, 4.328%, 04/25/37	3.2%
First Franklin Mortgage Loan Trust 2006-FF9, 0.000%, 06/25/36	2.8%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

AlphaCentric Income Opportunities Fund

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/iofix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-IOFIX

AlphaCentric Life Sciences and Healthcare Fund

Class A Shares (LYFAX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Life Sciences and Healthcare Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/lyfix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$85	1.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$34,782,161
Number of Portfolio Holdings	65
Advisory Fee (net of waivers)	$79,625
Portfolio Turnover	85%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.6%
Money Market Funds	3.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	3.4%
Health Care	96.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Gilead Sciences, Inc.	7.9%
Vertex Pharmaceuticals, Inc.	6.0%
AstraZeneca plc	5.3%
Insmed, Inc.	4.1%
Ionis Pharmaceuticals, Inc.	4.0%
Incyte Corporation	3.7%
First American Treasury Obligations Fund, Class X	3.4%
Argenx S.E.	3.4%
Neurocrine Biosciences, Inc.	3.4%
Verona Pharma plc	3.0%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

AlphaCentric Life Sciences and Healthcare Fund

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/lyfix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-LYFAX

AlphaCentric Life Sciences and Healthcare Fund

Class C Shares (LYFCX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Life Sciences and Healthcare Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/lyfix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$123	2.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$34,782,161
Number of Portfolio Holdings	65
Advisory Fee (net of waivers)	$79,625
Portfolio Turnover	85%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.6%
Money Market Funds	3.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	3.4%
Health Care	96.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Gilead Sciences, Inc.	7.9%
Vertex Pharmaceuticals, Inc.	6.0%
AstraZeneca plc	5.3%
Insmed, Inc.	4.1%
Ionis Pharmaceuticals, Inc.	4.0%
Incyte Corporation	3.7%
First American Treasury Obligations Fund, Class X	3.4%
Argenx S.E.	3.4%
Neurocrine Biosciences, Inc.	3.4%
Verona Pharma plc	3.0%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

AlphaCentric Life Sciences and Healthcare Fund

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/lyfix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-LYFCX

AlphaCentric Life Sciences and Healthcare Fund

Class I Shares (LYFIX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Life Sciences and Healthcare Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/lyfix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$72	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$34,782,161
Number of Portfolio Holdings	65
Advisory Fee (net of waivers)	$79,625
Portfolio Turnover	85%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.6%
Money Market Funds	3.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	3.4%
Health Care	96.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Gilead Sciences, Inc.	7.9%
Vertex Pharmaceuticals, Inc.	6.0%
AstraZeneca plc	5.3%
Insmed, Inc.	4.1%
Ionis Pharmaceuticals, Inc.	4.0%
Incyte Corporation	3.7%
First American Treasury Obligations Fund, Class X	3.4%
Argenx S.E.	3.4%
Neurocrine Biosciences, Inc.	3.4%
Verona Pharma plc	3.0%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

AlphaCentric Life Sciences and Healthcare Fund

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/lyfix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-LYFIX

AlphaCentric Premium Opportunity Fund

Class A Shares (HMXAX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Premium Opportunity Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/hmxix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$120	2.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$39,598,533
Number of Portfolio Holdings	38
Advisory Fee (net of waivers)	$265,289
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	95.6%
Purchased Options	10.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Money Market
71.0%
Future Option
3.3%
Purchased Options
0.0%
Other Assets in Excess of Liabilities
25.7%

Value	Value
Other Assets in Excess of Liabilities	25.7%
Purchased Options	0.0%
Future Option	3.3%
Money Market	71.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	59.7%
Fidelity Investments Money Market Government Portfolio, Class I	11.3%
S&P500 Emini Option, 12/19/25 6725.0 Call	2.6%
S&P Emini 3rd Week, 10/17/25 6750.0 Call	1.2%
S&P Emini 2nd Week, 10/10/25 6725.0 Call	0.9%
S&P Emini 3rd Week, 10/17/25 6725.0 Call	0.8%
S&P Emini 2nd Week, 10/10/25 6750.0 Call	0.7%
S&P Emini 2nd Week, 10/10/25 6700.0 Call	0.5%
S&P500 Emini Option, 03/20/26 5500.0 Put	0.3%
S&P500 Emini Option, 06/18/26 5500.0 Put	0.2%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

AlphaCentric Premium Opportunity Fund

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/hmxix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-HMXAX

AlphaCentric Premium Opportunity Fund

Class C Shares (HMXCX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Premium Opportunity Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/hmxix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$160	2.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$39,598,533
Number of Portfolio Holdings	38
Advisory Fee (net of waivers)	$265,289
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	95.6%
Purchased Options	10.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	25.7%
Purchased Options	0.0%
Future Option	3.3%
Money Market	71.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	59.7%
Fidelity Investments Money Market Government Portfolio, Class I	11.3%
S&P500 Emini Option, 12/19/25 6725.0 Call	2.6%
S&P Emini 3rd Week, 10/17/25 6750.0 Call	1.2%
S&P Emini 2nd Week, 10/10/25 6725.0 Call	0.9%
S&P Emini 3rd Week, 10/17/25 6725.0 Call	0.8%
S&P Emini 2nd Week, 10/10/25 6750.0 Call	0.7%
S&P Emini 2nd Week, 10/10/25 6700.0 Call	0.5%
S&P500 Emini Option, 03/20/26 5500.0 Put	0.3%
S&P500 Emini Option, 06/18/26 5500.0 Put	0.2%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

AlphaCentric Premium Opportunity Fund

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/hmxix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-HMXCX

AlphaCentric Premium Opportunity Fund

Class I Shares (HMXIX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Premium Opportunity Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/hmxix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$107	1.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$39,598,533
Number of Portfolio Holdings	38
Advisory Fee (net of waivers)	$265,289
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	95.6%
Purchased Options	10.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	25.7%
Purchased Options	0.0%
Future Option	3.3%
Money Market	71.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	59.7%
Fidelity Investments Money Market Government Portfolio, Class I	11.3%
S&P500 Emini Option, 12/19/25 6725.0 Call	2.6%
S&P Emini 3rd Week, 10/17/25 6750.0 Call	1.2%
S&P Emini 2nd Week, 10/10/25 6725.0 Call	0.9%
S&P Emini 3rd Week, 10/17/25 6725.0 Call	0.8%
S&P Emini 2nd Week, 10/10/25 6750.0 Call	0.7%
S&P Emini 2nd Week, 10/10/25 6700.0 Call	0.5%
S&P500 Emini Option, 03/20/26 5500.0 Put	0.3%
S&P500 Emini Option, 06/18/26 5500.0 Put	0.2%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

AlphaCentric Premium Opportunity Fund

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/hmxix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-HMXIX

AlphaCentric Robotics and Automation Fund

Class A Shares (GNXAX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Robotics and Automation Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/gnxix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$106	1.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$21,308,137
Number of Portfolio Holdings	35
Advisory Fee (net of waivers)	$11,607
Portfolio Turnover	45%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	71.1%
Exchange-Traded Funds	0.4%
Money Market Funds	28.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
56.4%
Money Market Funds
38.2%
Health Care
21.3%
Technology
15.1%
Communications
2.6%
Commodity
0.5%
Liabilities in Excess of Other Assets
-34.1%

Value	Value
Liabilities in Excess of Other Assets	-34.1%
Commodity	0.5%
Communications	2.6%
Technology	15.1%
Health Care	21.3%
Money Market Funds	38.2%
Industrials	56.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	35.4%
Stereotaxis, Inc.	8.8%
Kraken Robotics, Inc.	5.4%
Kratos Defense & Security Solutions, Inc.	4.3%
Richtech Robotics, Inc.	4.0%
Symbotic, Inc.	3.8%
SoundHound AI, Inc., Class A	3.8%
Amprius Technologies, Inc.	3.7%
Aerovironment, Inc.	3.7%
Unusual Machines Inc	3.5%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

AlphaCentric Robotics and Automation Fund

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/gnxix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-GNXAX

AlphaCentric Robotics and Automation Fund

Class C Shares (GNXCX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Robotics and Automation Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/gnxix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$154	2.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$21,308,137
Number of Portfolio Holdings	35
Advisory Fee (net of waivers)	$11,607
Portfolio Turnover	45%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	71.1%
Exchange-Traded Funds	0.4%
Money Market Funds	28.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-34.1%
Commodity	0.5%
Communications	2.6%
Technology	15.1%
Health Care	21.3%
Money Market Funds	38.2%
Industrials	56.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	35.4%
Stereotaxis, Inc.	8.8%
Kraken Robotics, Inc.	5.4%
Kratos Defense & Security Solutions, Inc.	4.3%
Richtech Robotics, Inc.	4.0%
Symbotic, Inc.	3.8%
SoundHound AI, Inc., Class A	3.8%
Amprius Technologies, Inc.	3.7%
Aerovironment, Inc.	3.7%
Unusual Machines Inc	3.5%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

AlphaCentric Robotics and Automation Fund

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/gnxix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-GNXCX

AlphaCentric Robotics and Automation Fund

Class I Shares (GNXIX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Robotics and Automation Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/gnxix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$90	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$21,308,137
Number of Portfolio Holdings	35
Advisory Fee (net of waivers)	$11,607
Portfolio Turnover	45%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	71.1%
Exchange-Traded Funds	0.4%
Money Market Funds	28.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-34.1%
Commodity	0.5%
Communications	2.6%
Technology	15.1%
Health Care	21.3%
Money Market Funds	38.2%
Industrials	56.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	35.4%
Stereotaxis, Inc.	8.8%
Kraken Robotics, Inc.	5.4%
Kratos Defense & Security Solutions, Inc.	4.3%
Richtech Robotics, Inc.	4.0%
Symbotic, Inc.	3.8%
SoundHound AI, Inc., Class A	3.8%
Amprius Technologies, Inc.	3.7%
Aerovironment, Inc.	3.7%
Unusual Machines Inc	3.5%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

AlphaCentric Robotics and Automation Fund

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/gnxix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-GNXIX

AlphaCentric Real Income Fund

Class A Shares (SIIAX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Real Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/siiix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$89	1.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$46,067,116
Number of Portfolio Holdings	89
Advisory Fee (net of waivers)	$195,635
Portfolio Turnover	105%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	28.0%
Collateralized Mortgage Obligations	0.4%
Common Stocks	30.4%
Convertible Bonds	2.5%
Corporate Bonds	22.6%
Exchange-Traded Funds	0.5%
Money Market Funds	5.2%
Preferred Stocks	7.3%
Term Loans	2.2%
U.S. Government & Agencies	0.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

CMBS
24.3%
Real Estate
24.0%
Communications
7.3%
Materials
6.1%
Energy
6.0%
Financials
5.6%
Industrials
5.2%
Money Market Funds
5.2%
Consumer Discretionary
5.0%
Technology
4.7%
ABS
3.4%
Utilities
1.2%
Mbs Passthrough
1.0%
CMO
0.6%
Equity
0.5%
CLO
0.2%
Liabilities in Excess of Other Assets
-0.3%

Value	Value
Liabilities in Excess of Other Assets	-0.3%
CLO	0.2%
Equity	0.5%
CMO	0.6%
Mbs Passthrough	1.0%
Utilities	1.2%
ABS	3.4%
Technology	4.7%
Consumer Discretionary	5.0%
Money Market Funds	5.2%
Industrials	5.2%
Financials	5.6%
Energy	6.0%
Materials	6.1%
Communications	7.3%
Real Estate	24.0%
CMBS	24.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Gladstone Land Corporation	5.4%
First American Treasury Obligations Fund, Class X	5.2%
BX Trust 2025-LUNR, B	3.8%
Alpine Income Property Trust, Inc.	3.5%
TPG Trust 2025-INFL, B	3.3%
Genworth Holdings, Inc.	3.1%
BX Commercial Mortgage Trust 2021-SOAR, B	3.1%
Hawaiian Airlines 2013-1 Class A Pass Through	2.9%
Champion Iron Ltd.	2.7%
AMREP Corporation	2.6%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

AlphaCentric Real Income Fund

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/siiix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-SIIAX

AlphaCentric Real Income Fund

Class C Shares (SIICX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Real Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/siiix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$127	2.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$46,067,116
Number of Portfolio Holdings	89
Advisory Fee (net of waivers)	$195,635
Portfolio Turnover	105%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	28.0%
Collateralized Mortgage Obligations	0.4%
Common Stocks	30.4%
Convertible Bonds	2.5%
Corporate Bonds	22.6%
Exchange-Traded Funds	0.5%
Money Market Funds	5.2%
Preferred Stocks	7.3%
Term Loans	2.2%
U.S. Government & Agencies	0.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
CLO	0.2%
Equity	0.5%
CMO	0.6%
Mbs Passthrough	1.0%
Utilities	1.2%
ABS	3.4%
Technology	4.7%
Consumer Discretionary	5.0%
Money Market Funds	5.2%
Industrials	5.2%
Financials	5.6%
Energy	6.0%
Materials	6.1%
Communications	7.3%
Real Estate	24.0%
CMBS	24.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Gladstone Land Corporation	5.4%
First American Treasury Obligations Fund, Class X	5.2%
BX Trust 2025-LUNR, B	3.8%
Alpine Income Property Trust, Inc.	3.5%
TPG Trust 2025-INFL, B	3.3%
Genworth Holdings, Inc.	3.1%
BX Commercial Mortgage Trust 2021-SOAR, B	3.1%
Hawaiian Airlines 2013-1 Class A Pass Through	2.9%
Champion Iron Ltd.	2.7%
AMREP Corporation	2.6%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

AlphaCentric Real Income Fund

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/siiix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-SIICX

AlphaCentric Real Income Fund

Class I Shares (SIIIX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Real Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/siiix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$76	1.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$46,067,116
Number of Portfolio Holdings	89
Advisory Fee (net of waivers)	$195,635
Portfolio Turnover	105%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	28.0%
Collateralized Mortgage Obligations	0.4%
Common Stocks	30.4%
Convertible Bonds	2.5%
Corporate Bonds	22.6%
Exchange-Traded Funds	0.5%
Money Market Funds	5.2%
Preferred Stocks	7.3%
Term Loans	2.2%
U.S. Government & Agencies	0.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
CLO	0.2%
Equity	0.5%
CMO	0.6%
Mbs Passthrough	1.0%
Utilities	1.2%
ABS	3.4%
Technology	4.7%
Consumer Discretionary	5.0%
Money Market Funds	5.2%
Industrials	5.2%
Financials	5.6%
Energy	6.0%
Materials	6.1%
Communications	7.3%
Real Estate	24.0%
CMBS	24.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Gladstone Land Corporation	5.4%
First American Treasury Obligations Fund, Class X	5.2%
BX Trust 2025-LUNR, B	3.8%
Alpine Income Property Trust, Inc.	3.5%
TPG Trust 2025-INFL, B	3.3%
Genworth Holdings, Inc.	3.1%
BX Commercial Mortgage Trust 2021-SOAR, B	3.1%
Hawaiian Airlines 2013-1 Class A Pass Through	2.9%
Champion Iron Ltd.	2.7%
AMREP Corporation	2.6%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

AlphaCentric Real Income Fund

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/siiix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-SIIIX

AlphaCentric Symmetry Strategy Fund

Class A Shares (SYMAX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Symmetry Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/symix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$98	1.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$44,482,893
Number of Portfolio Holdings	242
Advisory Fee (net of waivers)	$205,695
Portfolio Turnover	327%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	31.6%
Exchange-Traded Funds	37.5%
Money Market Funds	16.8%
Reit	0.7%
U.S. Government & Agencies	13.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity 23.3%
Money Market Funds 15.5%
U.S. Treasury Obligations 12.3%
Fixed Income 11.3%
Financials 10.4%
Technology 3.0%
Communications 3.0%
Health Care 2.9%
Industrials 2.6%
Materials 2.5%
Consumer Discretionary 2.0%
Energy 1.4%
Consumer Staples 1.3%
Real Estate 0.7%
Other Assets in Excess of Liabilities 7.8%

Value	Value
Other Assets in Excess of Liabilities	7.8%
Real Estate	0.7%
Consumer Staples	1.3%
Energy	1.4%
Consumer Discretionary	2.0%
Materials	2.5%
Industrials	2.6%
Health Care	2.9%
Communications	3.0%
Technology	3.0%
Financials	10.4%
Fixed Income	11.3%
U.S. Treasury Obligations	12.3%
Money Market Funds	15.5%
Equity	23.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	15.5%
Invesco QQQ Trust Series 1 ETF	5.1%
Invesco Nasdaq 100 ETF	5.1%
United States Treasury Bill	4.5%
United States Treasury Bill	4.0%
United States Treasury Bill	3.8%
JPMorgan BetaBuilders Japan ETF	1.2%
iShares MSCI Australia ETF	1.2%
SPDR Bloomberg Convertible Securities ETF	0.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	0.9%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

AlphaCentric Symmetry Strategy Fund

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/symix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-SYMAX

AlphaCentric Symmetry Strategy Fund

Class C Shares (SYMCX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Symmetry Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/symix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$137	2.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$44,482,893
Number of Portfolio Holdings	242
Advisory Fee (net of waivers)	$205,695
Portfolio Turnover	327%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	31.6%
Exchange-Traded Funds	37.5%
Money Market Funds	16.8%
Reit	0.7%
U.S. Government & Agencies	13.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	7.8%
Real Estate	0.7%
Consumer Staples	1.3%
Energy	1.4%
Consumer Discretionary	2.0%
Materials	2.5%
Industrials	2.6%
Health Care	2.9%
Communications	3.0%
Technology	3.0%
Financials	10.4%
Fixed Income	11.3%
U.S. Treasury Obligations	12.3%
Money Market Funds	15.5%
Equity	23.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	15.5%
Invesco QQQ Trust Series 1 ETF	5.1%
Invesco Nasdaq 100 ETF	5.1%
United States Treasury Bill	4.5%
United States Treasury Bill	4.0%
United States Treasury Bill	3.8%
JPMorgan BetaBuilders Japan ETF	1.2%
iShares MSCI Australia ETF	1.2%
SPDR Bloomberg Convertible Securities ETF	0.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	0.9%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

AlphaCentric Symmetry Strategy Fund

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/symix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-SYMCX

AlphaCentric Symmetry Strategy Fund

Class I Shares (SYMIX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Symmetry Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/symix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$85	1.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$44,482,893
Number of Portfolio Holdings	242
Advisory Fee (net of waivers)	$205,695
Portfolio Turnover	327%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	31.6%
Exchange-Traded Funds	37.5%
Money Market Funds	16.8%
Reit	0.7%
U.S. Government & Agencies	13.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	7.8%
Real Estate	0.7%
Consumer Staples	1.3%
Energy	1.4%
Consumer Discretionary	2.0%
Materials	2.5%
Industrials	2.6%
Health Care	2.9%
Communications	3.0%
Technology	3.0%
Financials	10.4%
Fixed Income	11.3%
U.S. Treasury Obligations	12.3%
Money Market Funds	15.5%
Equity	23.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	15.5%
Invesco QQQ Trust Series 1 ETF	5.1%
Invesco Nasdaq 100 ETF	5.1%
United States Treasury Bill	4.5%
United States Treasury Bill	4.0%
United States Treasury Bill	3.8%
JPMorgan BetaBuilders Japan ETF	1.2%
iShares MSCI Australia ETF	1.2%
SPDR Bloomberg Convertible Securities ETF	0.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	0.9%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

AlphaCentric Symmetry Strategy Fund

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/symix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-SYMIX

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual Financial Statements
and Additional Information

AlphaCentric Income Opportunities Fund

Class A: IOFAX   Class C: IOFCX   Class I: IOFIX

AlphaCentric Premium Opportunity Fund

Class A: HMXAX   Class C: HMXCX   Class I: HMXIX

AlphaCentric Robotics and Automation Fund

Class A: GNXAX   Class C: GNXCX   Class I: GNXIX

AlphaCentric Symmetry Strategy Fund

Class A: SYMAX   Class C: SYMCX   Class I: SYMIX

AlphaCentric Life Sciences and Healthcare Fund

Class A: LYFAX   Class C: LYFCX   Class I: LYFIX

AlphaCentric Real Income Fund

Class A: SIIAX   Class C: SIICX   Class I: SIIIX

September 30, 2025

AlphaCentric Advisors LLC
207 Calle del Parque, AM Tower, Floor 7 Suite 2
San Juan, PR 00912
1-844-223-8637

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares					Fair Value
	COMMON STOCKS — 2.1%
	RESIDENTIAL REIT - 1.1%
90,000	Invitation Homes, Inc.				$2,639,700

	SPECIALTY FINANCE - 1.0%
200,000	Federal National Mortgage Association(a)				2,410,000

	TOTAL COMMON STOCKS (Cost $4,976,347)				5,049,700

	EXCHANGE-TRADED FUND — 1.0%
	FIXED INCOME - 1.0%
26,000	iShares MBS ETF (Cost $2,438,985)				2,473,900

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 96.7%
738,581	ABFS Mortgage Loan Trust 2003-2 Series 2003-2 B(b),(c)		0.0001	04/25/34	548,726
9,983	ACE Securities Corp Home Equity Loan Trust Series 2004-FM2 M3(d)	TSFR1M + 2.139%	0.0001	06/25/34	8,669
288,870	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2 M4(d)	TSFR1M + 1.434%	3.4610	01/25/35	301,373
4,565,518	ACE Securities Corp Home Equity Loan Trust Series 2005-HE2 M7(d)	TSFR1M + 1.959%	0.0001	04/25/35	2,936,727
5,100,792	ACE Securities Corp Home Equity Loan Trust Series 2006-ASP4 M1(d)	TSFR1M + 0.549%	1.0310	08/25/36	4,732,970
39,685	Adjustable Rate Mortgage Trust 2005-3 Series 2005-3 1A2(c)		4.6180	07/25/35	38,335
1,215,171	Alternative Loan Trust 2006-OA22 Series 2006-OA22 A3(d)	TSFR1M + 0.594%	4.9170	02/25/47	998,460
3,523,831	American Home Mortgage Investment Trust 2006-1 Series 2006-1 1A2(d)	TSFR1M + 0.494%	4.8170	03/25/46	3,054,117
1,037,239	Ameriquest Mort Sec Inc Asset-Backed Pas Thr Certs Ser Series 2002-2 M4(d)	TSFR1M + 3.414%	1.4190	08/25/32	938,306
1,309,841	Ameriquest Mortgage Securities Asset-Backed Series 2005-R10 M7(d)	TSFR1M + 2.289%	3.7060	01/25/36	2,019,199
2,788	Amresco Residential Securities Corp Mort Loan Series 1999-1 M2(d)	TSFR1M + 1.464%	0.0001	11/25/29	2,424
2,273,080	Banc of America Mortgage 2004-K Trust Series 2004-K B1(c)		5.6610	12/25/34	1,933,601
9,002	Bear Stearns ARM Trust 2003-8 Series 2003-8 1A2(c)		6.5000	01/25/34	8,796
160,060	Bear Stearns ARM Trust 2004-7 Series 2004-7 1A1(c)		0.0001	10/25/34	124,544
45,368,500	Carrington Mortgage Loan Trust Series 2006-FRE1 Series 2006-FRE1 M1(d)	TSFR1M + 0.414%	3.5190	07/25/36	33,261,584
8,937,768	Carrington Mortgage Loan Trust Series 2006-NC4 Series 2006-NC4 M1(d)	TSFR1M + 0.414%	0.0001	10/25/36	5,741,818
14,530,303	Carrington Mortgage Loan Trust Series 2007-RFC1 Series 2007-RFC1 M1(d)	TSFR1M + 0.374%	0.0001	12/25/36	11,326,546
45,576	Centex Home Equity Loan Trust 2004-B Series 2004-B M7(d)	TSFR1M + 2.439%	6.7620	03/25/34	701
10,137,182	CIT Mortgage Loan Trust 2007-1 Series 2007-1 2M3(b),(d)	TSFR1M + 1.864%	5.2450	10/25/37	9,324,677
25,755,125	CIT Mortgage Loan Trust 2007-1 Series 2007-1 1M3(b),(d)	TSFR1M + 1.864%	5.7620	10/25/37	24,425,631
4,549,908	Citigroup Mortgage Loan Trust 2006-WMC1 Series 2006-WMC1 M2(d)	TSFR1M + 0.729%	0.0001	12/25/35	3,429,826
11,045,058	Citigroup Mortgage Loan Trust 2007-AHL1 Series 2007-AHL1 M2(d)	TSFR1M + 0.519%	0.2730	12/25/36	10,657,612

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 96.7% (Continued)
530,293	Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 M8(d)	TSFR1M + 2.049%	3.6410	02/25/35	$449,037
2,473,694	Countrywide Asset-Backed Certificates Series 2007-2 M1(d)	TSFR1M + 0.334%	0.6800	08/25/37	2,277,285
1,247,398	Credit Suisse First Boston Mortgage Securities Series 2001-HE22 M1(d)	TSFR1M + 1.614%	5.1970	02/25/32	1,897,589
3,698,880	Credit-Based Asset Servicing and Securitization, Series 2007-SP2 M7(b),(e)		0.0001	03/25/46	1,331,465
1,121,756	Delta Funding Home Equity Loan Trust 1997-3 Series 1997-3 B1F		2.6090	10/25/28	1,115,462
1,188,267	Delta Funding Home Equity Loan Trust 1998-1 Series 1998-1 M1F(d)	TSFR1M + 0.939%	1.8960	05/25/30	1,025,783
690,068	Delta Funding Home Equity Loan Trust 1999-1 Series 1999-1 B(c)		3.3780	03/15/28	624,908
1,695,089	Delta Funding Home Equity Loan Trust 1999-2 Series 1999-2 M1		2.7030	08/15/30	1,420,484
5,675,350	EMC Mortgage Loan Trust 2005-B Series 2005-B M2(b),(d)	TSFR1M + 2.364%	5.5900	04/25/42	5,726,644
1,699,495	First Franklin Mortgage Loan Trust 2006-FF7 Series 2006-FF7 M1(d)	TSFR1M + 0.489%	0.0001	05/25/36	1,442,020
8,810,571	First Franklin Mortgage Loan Trust 2006-FF9 Series 2006-FF9 M1(d)	TSFR1M + 0.489%	0.0001	06/25/36	7,043,208
1,975,222	Fremont Home Loan Trust 2004-3 Series 2004-3 M5(d)	TSFR1M + 1.989%	0.0001	11/25/34	1,318,366
6,229	GSR Mortgage Loan Trust 2005-7F Series 2005-7F 3A1(d)	TSFR1M + 0.614%	4.9370	09/25/35	6,241
847,474	GSRPM Mortgage Loan Trust Series 2004-1 Series 2004-1 B2(b),(d)	TSFR1M + 5.364%	2.5570	09/25/42	802,464
1,130,642	HarborView Mortgage Loan Trust 2006-12 Series 2006-12 2A2B(d)	TSFR1M + 0.614%	3.2840	01/19/38	1,725,558
17,749	IndyMac INDX Mortgage Loan Trust 2004-AR6 Series 2004-AR6 6A2(c)		5.5320	10/25/34	16,719
1,015,972	IXIS Real Estate Capital Trust 2005-HE2 Series 2005-HE2 M6(d)	TSFR1M + 1.149%	0.0001	09/25/35	1,351,544
194,893	MAFI II Remic Trust 1998-A Series 1998-AX B2		0.0001	02/20/27	236,452
215,883	MASTR Alternative Loan Trust 2002-2 Series 2002-2 B3(c)		0.0001	10/25/32	2
4,860,079	Mastr Asset Backed Securities Trust 2007-HE1 Series 2007-HE1 M1(d)	TSFR1M + 0.414%	3.0550	05/25/37	3,992,298
12,234	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1 2A(d)	TSFR12M + 2.340%	6.2590	12/25/32	12,265
38,244	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2 2A2(d)	TSFR6M + 1.928%	6.1100	02/25/33	37,154
61,300	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2005-A B2(d)	TSFR1M + 1.119%	0.0001	03/25/30	32,640
2,698,270	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2006-1 M1(c)		5.3330	02/25/36	2,032,725
3,325,003	Mill City Mortgage Loan Trust 2018-3 Series 3 B6(b),(c)		1.2850	08/25/58	1,705,965
3,522,491	Mill City Mortgage Loan Trust 2018-3 Series 3 B5(b),(c)		3.6780	08/25/58	2,089,018
5,973,936	Mill City Mortgage Loan Trust 2018-4 Series 4 B6(b),(c)		3.0950	04/25/66	3,546,130
322,598	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC3 Series 2004-WMC3 M6(d)	TSFR1M + 1.764%	3.5440	01/25/35	437,992
4,916,968	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6 Series 2007-HE6 M1(d)	TSFR1M + 0.374%	0.0001	05/25/37	6,554,682
27,074	Morgan Stanley Mortgage Loan Trust 2004-7AR Series 2004-7AR 2A7(c)		5.4860	09/25/34	26,788
7,265,601	Nationstar Home Equity Loan Trust 2007-B Series 2007-B M2(d)	TSFR1M + 0.584%	4.3280	04/25/37	7,854,324
16,048	Nomura Asset Acceptance Corp Alternative Loan Series 2003-A1 A5		7.0000	04/25/33	16,183
3,484	Nomura Asset Acceptance Corp Alternative Loan Series 2003-A1 A2		6.0000	05/25/33	3,545
3,126,335	NovaStar Mortgage Funding Trust Series 2003-1 Series 2003-1 M2(d)	TSFR1M + 3.114%	2.8230	05/25/33	2,816,022
15,594,891	Option One Mortgage Loan Trust 2007-CP1 Series 2007-CP1 M1(d)	TSFR1M + 0.414%	0.0001	03/25/37	14,541,624
3,926,085	Park Place Securities Inc Asset-Backed Series 2004-WHQ2 M7(d)	TSFR1M + 2.739%	0.0001	02/25/35	2,616,173

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 96.7% (Continued)
8,339,596	PHH Alternative Mortgage Trust Series 2007-1 Series 1 1A3(d)	TSFR1M + 0.594%	4.7520	02/25/37	$879,659
2,814,186	RAAC Series 2006-RP2 Trust Series 2006-RP2 M2(b),(d)	TSFR1M + 1.364%	5.6870	02/25/37	2,465,907
11,651,652	RAAC Series 2007-SP3 Trust Series 2007-SP3 M1(d)	TSFR1M + 2.364%	6.6870	09/25/47	7,878,811
2,242,168	RASC Series 2006-EMX1 Trust Series 2006-EMX1 M3(d)	TSFR1M + 0.584%	3.7030	01/25/36	1,632,407
289,632	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2F(e)		3.5770	08/25/33	234,819
5,148,870	Renaissance Home Equity Loan Trust 2005-1 Series 2005-1 M2(e)		5.9050	05/25/35	422,981
4,985,390	Renaissance Home Equity Loan Trust 2005-2 Series 2005-2 M2(e)		5.6010	08/25/35	974,168
89,843	SASCO Mortgage Loan Trust 2003-GEL1 Series 2003-GEL1 M3(d)	TSFR1M + 4.614%	0.0001	10/25/33	85,372
4,793,155	Saxon Asset Securities Trust 2007-3 Series 2007-3 1M2(d)	TSFR1M + 1.014%	0.0001	09/25/47	5,515,654
41,383,187	Seasoned Credit Risk Transfer Trust Series 2018-3 Series 3 BX(c)		0.5810	08/25/57	12,623,527
5,962,514	Sequoia Mortgage Trust 2004-10 Series 2004-10 XA(c)		0.0001	11/20/34	60
253,100	Soundview Home Loan Trust 2005-A Series 2005-A M6(d)	TSFR1M + 1.464%	5.3530	04/25/35	258,499
5,321,456	Soundview Home Loan Trust 2005-OPT1 Series 2005-OPT1 M5(d)	TSFR1M + 1.164%	0.0001	06/25/35	4,112,472
1,785,509	Structured Adjustable Rate Mortgage Loan Trust Series 7 4A1(c)		4.5870	08/25/36	422,273
2,300,519	Structured Asset Investment Loan Trust 2005-HE3 Series 2005-HE3 M3(d)	TSFR1M + 0.909%	0.0001	09/25/35	1,745,346
77,927	Structured Asset Mortgage Investments II Trust Series 2004-AR5 1A2(c)		4.1030	10/19/34	68,113
569,268	Structured Asset Mortgage Investments Trust Series 2002-AR4 A2(d)	TSFR1M + 0.939%	3.8960	02/19/33	485,568
2,323,000	Towd Point Mortgage Trust 2018-5 Series 5 B4(b),(c)		3.4840	07/25/58	1,458,110
3,449,810	Towd Point Mortgage Trust 2024-5 Series 5 A1B(b),(c)		4.5620	10/25/64	3,444,439
757,000	Truman Capital Mortgage Loan Trust Series 2005-1 M3(b),(d)	TSFR1M + 5.364%	3.6960	03/25/37	694,646
281,692	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 B2(c)		6.4530	10/25/33	210,667
91,381	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 2B1(d)	COF 11 + 1.250%	5.0200	11/25/42	86,527
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $176,114,319)				239,641,426

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT - 0.2%
	MONEY MARKET FUND - 0.2%
443,244	First American Treasury Obligations Fund, Class X, 4.02% (Cost $443,244)(f)	$443,244

	TOTAL INVESTMENTS - 100.0% (Cost $183,972,895)	$247,608,270
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(g)	25,599
	NET ASSETS - 100.0%	$247,633,869

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

REMIC	- Real Estate Mortgage Investment Conduit

COF 11	- Cost of Funds for the 11th District of San Francisco

TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month

TSFR6M	- Term Secured Overnight Financing Rate (SOFR) 6 month

TSFR12M	- Term Secured Overnight Financing Rate (SOFR) 12 month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025 the total market value of 144A securities is $57,563,822 or 23.2% of net assets.

(c)	Variable rate security; the rate shown represents the rate on September 30, 2025.

(d)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at September 30, 2025.

(f)	Rate disclosed is the seven day effective yield as of September 30, 2025.

(g)	Percentage rounds to less than 0.1%.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 71.0%
	MONEY MARKET FUNDS - 71.0%
4,478,352	Fidelity Investments Money Market Government Portfolio, Class I, 4.04% (a) (f)	$4,478,352
23,617,723	First American Treasury Obligations Fund, Class X, 4.02%(a)	23,617,723
	TOTAL SHORT-TERM INVESTMENTS (Cost $28,096,075)	28,096,075

Contracts(b)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 0.1%
	CALL OPTIONS PURCHASED - 0.1%
300	Cboe Volatility Index VIX (e)	IB	10/22/2025	$17	$488,400	$51,900
	TOTAL CALL OPTIONS PURCHASED (Cost - $68,146)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $68,146)					51,900

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 7.6%
	CALL OPTIONS PURCHASED - 7.0%
47	S&P Emini 1st Week	SXM	10/03/2025	$6,725	$15,717,881	$85,187
50	S&P Emini 2nd Week	SXM	10/10/2025	6,700	16,721,150	188,125
120	S&P Emini 2nd Week	SXM	10/10/2025	6,725	40,130,760	351,000
131	S&P Emini 2nd Week	SXM	10/10/2025	6,750	43,809,413	281,650
50	S&P Emini 2nd Week	SXM	10/10/2025	6,875	16,721,150	10,250
81	S&P Emini 3rd Week	SXM	10/17/2025	6,725	27,088,263	314,888
150	S&P Emini 3rd Week	SXM	10/17/2025	6,750	50,163,450	468,750
54	S&P Emini Thurs Week	SXM	10/02/2025	6,755	18,058,842	33,075
115	S&P500 Emini Option	SXM	12/19/2025	6,725	38,458,645	1,037,875
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,585,480)					2,770,800

	PUT OPTIONS PURCHASED - 0.6%
20	S&P500 Emini Option	SXM	03/20/2026	$4,950	$6,668,460	$32,000
40	S&P500 Emini Option	SXM	03/20/2026	5,500	13,376,920	114,500
20	S&P500 Emini Option	SXM	06/18/2026	5,500	6,668,460	92,250
5	S&P500 Emini Option	SXM	09/18/2026	4,600	1,672,115	14,187
	TOTAL PUT OPTIONS PURCHASED (Cost - $450,562)					252,937

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $3,036,042)					3,023,737

	TOTAL INVESTMENTS - 78.7% (Cost $31,200,263)					$31,171,712
	CALL OPTIONS WRITTEN - (3.5)% (Proceeds received - $1,400,784)					(1,375,597)
	PUT OPTIONS WRITTEN - (1.0)% (Proceeds received - $490,087)					(410,625)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 25.8%					10,213,043
	NET ASSETS - 100.0%					$39,598,533

See accompanying notes to consolidated financial statements.

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2025

Contracts(b)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.1)%
	CALL OPTIONS WRITTEN- (0.1)%
300	Cboe Volatility Index VIX (e)	IB	10/22/2025	$20	$(488,400)	$42,300
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $43,199)

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $43,199)					42,300

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (4.4)%
	CALL OPTIONS WRITTEN - (3.4)%
50	S&P Emini 1st Week	SXM	10/03/2025	$6,750	$(16,721,150)	$53,125
90	S&P Emini 1st Week	SXM	10/03/2025	6,775	(30,098,070)	47,250
72	S&P Emini 1st Week	SXM	10/03/2025	6,800	(24,078,456)	15,840
100	S&P Emini 2nd Week	SXM	10/10/2025	6,775	(33,442,300)	151,250
120	S&P Emini 2nd Week	SXM	10/10/2025	6,800	(40,130,760)	121,500
206	S&P Emini 2nd Week	SXM	10/10/2025	6,825	(68,891,138)	131,325
81	S&P Emini 2nd Week	SXM	10/10/2025	6,850	(27,088,263)	30,173
81	S&P Emini 3rd Week	SXM	10/17/2025	6,800	(27,088,263)	150,862
81	S&P Emini 3rd Week	SXM	10/17/2025	6,825	(27,088,263)	112,387
70	S&P Emini 3rd Week	SXM	10/17/2025	6,850	(23,409,610)	70,875
162	S&P Emini Thurs Week	SXM	10/02/2025	6,775	(54,176,526)	43,335
115	S&P500 Emini Option	SXM	12/19/2025	6,950	(38,458,645)	405,375
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,357,585)					1,333,297

	PUT OPTIONS WRITTEN - (1.0)%
90	S&P500 Emini Option	SXM	12/19/2025	$6,275	$(30,098,070)	$313,875
40	S&P500 Emini Option	SXM	03/20/2026	4,900	(13,376,920)	60,500
20	S&P500 Emini Option	SXM	06/18/2026	4,500	(6,688,460)	36,250
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $490,087)					410,625

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $1,847,672)					1,743,922

See accompanying notes to consolidated financial statements.

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2025

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation
4	CME E-Mini NASDAQ 100 Index Future	12/22/2025	$1,992,140	$34,592
18	CME E-mini Russell 2000 Index Futures	12/22/2025	2,209,949	24,749
1	CME E-Mini Standard & Poor’s 500 Index Future	12/22/2025	336,938	3,188
1	CME E-Mini Standard & Poor’s 500 Index Future	03/23/2026	339,888	138
	TOTAL OPEN LONG FUTURES CONTRACTS			$62,667

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation
17	CBOE Volatility Index Future	10/23/2025	$298,996	$544
1	CBOE Volatility Index Future	11/20/2025	19,249	1
	TOTAL OPEN SHORT FUTURES CONTRACTS			$545

	TOTAL FUTURES CONTRACTS			$63,212

CBOE	- Chicago Board Options Exchange

CME	- Chicago Mercantile Exchange

IB	- Interactive Brokers

SXM	- StoneX Financial Inc.

(a)	Rate disclosed is the seven day effective yield as of September 30, 2025.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(c)	Each contract is equivalent to one futures contract.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	Illiquid security. Total illiquid securities represents 0.0% of net assets as of September 30, 2025.

(f)	All or a portion of this investment is segregated as collateral for option contracts and future contracts.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 95.4%
	AEROSPACE & DEFENSE – 20.0%
2,500	Aerovironment, Inc.(a),(b)	$787,225
75,000	Amprius Technologies, Inc.(a),(b)	789,000
50,000	Intuitive Machines, Inc.(a),(b)	526,000
10,000	Kratos Defense & Security Solutions, Inc.(a),(b)	913,700
10,000	Rocket Lab Corporation(a)	479,100
50,000	Unusual Machines Inc(a)	755,000
		4,250,025
	ELECTRICAL EQUIPMENT - 3.3%
2,000	Rockwell Automation, Inc.	699,060

	INTERNET MEDIA & SERVICES - 2.6%
47,500	Serve Robotics, Inc.(a),(b)	552,425

	MACHINERY - 33.1%
10,000	ATS Corporation(a),(b)	262,000
15,000	Doosan Robotics, Inc.(a)	704,190
25,000	FANUC Corporation	720,585
2,000	Keyence Corporation	746,351
25,000	Knightscope, Inc.(a),(b)	144,250
350,000	Kraken Robotics, Inc.(a)	1,141,974
75,000	Palladyne AI Corporation(a),(b)	644,250
2,500	Rainbow Robotics(a)	550,316
200,000	Richtech Robotics, Inc.(a),(b)	858,000
356,049	Scott Technology Ltd.	480,980
15,000	Symbotic, Inc.(a),(b)	808,500
		7,061,396
	MEDICAL EQUIPMENT & DEVICES - 21.3%
250,000	Accuray, Inc.(a)	417,500
7,500	Globus Medical, Inc., Class A(a)	429,525
1,500	Intuitive Surgical, Inc.(a)	670,845
150,000	Microbot Medical, Inc.(a),(b)	457,500
15,000	PROCEPT BioRobotics Corporation(a),(b)	535,350
25,000	SS Innovations International, Inc.(a),(b)	162,500
600,000	Stereotaxis, Inc.(a)	1,866,000
		4,539,220

See accompanying notes to consolidated financial statements.

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	SOFTWARE - 14.4%
65,000	BigBear.ai Holdings, Inc.(a),(b)	$423,800
4,000	Palantir Technologies, Inc., Class A(a)	729,680
125,000	Rezolve AI plc(a),(b)	622,500
50,000	SoundHound AI, Inc., Class A(a),(b)	804,000
1,000	Synopsys, Inc.(a)	493,390
		3,073,370
	TECHNOLOGY HARDWARE - 0.7%
5,000	Rigetti Computing, Inc.(a)	148,950

	TOTAL COMMON STOCKS (Cost $15,007,018)	20,324,446

	EXCHANGE-TRADED FUND — 0.5%
	COMMODITY - 0.5%
1,500	iShares Gold Trust(a) (Cost $106,505)	109,155

	SHORT-TERM INVESTMENTS — 38.2%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 35.4%
7,548,508	Mount Vernon Liquid Assets Portfolio, 4.22%(c)(d) (Cost $7,548,508)	7,548,508

	MONEY MARKET FUND - 2.8%
585,931	First American Treasury Obligations Fund, Class X, 4.02%(d) (Cost $585,931)	585,931

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,134,439)	8,134,439

	TOTAL INVESTMENTS - 134.1% (Cost $23,247,962)	$28,568,040
	LIABILITIES IN EXCESS OF OTHER ASSETS - (34.1)%	(7,259,903)
	NET ASSETS - 100.0%	$21,308,137

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2025 was $7,391,179.

(c)	Security was purchased with cash received as collateral for securities on loan at September 30, 2025. Total collateral had a value of $7,548,508 at September 30, 2025.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 29.8%
	ASSET MANAGEMENT - 1.0%
367	Ares Management Corporation, Class A	$58,680
6,440	Invesco Ltd.	147,734
1,592	Robinhood Markets, Inc., Class A(a)	227,942
		434,356
	AUTOMOTIVE - 0.5%
3,876	General Motors Company	236,320

	BANKING - 1.1%
5,962	Huntington Bancshares, Inc.	102,964
514	M&T Bank Corporation	101,577
4,296	Regions Financial Corporation	113,285
552	Royal Bank of Canada	81,321
2,205	US Bancorp	106,567
		505,714
	BIOTECH & PHARMA - 0.2%
1,836	Exelixis, Inc.(a)	75,827

	CABLE & SATELLITE - 0.2%
244	Charter Communications, Inc., Class A(a)	67,126

	CHEMICALS - 0.2%
946	CF Industries Holdings, Inc.	84,856

	COMMERCIAL SUPPORT SERVICES - 0.4%
803	Republic Services, Inc.	184,272

	CONTAINERS & PACKAGING - 0.4%
901	Packaging Corporation of America	196,355

	ENGINEERING & CONSTRUCTION - 0.7%
143	Comfort Systems USA, Inc.	118,001
137	EMCOR Group, Inc.	88,987
202	Quanta Services, Inc.	83,713
		290,701

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 29.8% (Continued)
	ENTERTAINMENT CONTENT - 1.5%
201	AppLovin Corporation, Class A(a)	$144,427
6,102	Fox Corporation, Class A	384,792
908	ROBLOX Corporation, Class A(a)	125,776
		654,995
	FOOD - 0.2%
1,681	Pilgrim’s Pride Corporation	68,450

	HEALTH CARE FACILITIES & SERVICES - 2.2%
1,221	Cardinal Health, Inc.	191,648
941	Cencora, Inc.	294,092
1,434	CVS Health Corporation	108,109
423	DaVita, Inc.(a)	56,204
250	HCA Healthcare, Inc.	106,550
501	Tenet Healthcare Corporation(a)	101,723
553	Universal Health Services, Inc., Class B	113,055
		971,381
	HEALTH CARE REIT - 0.6%
1,618	Welltower, Inc.	288,231

	INSTITUTIONAL FINANCIAL SERVICES - 3.1%
2,657	Bank of New York Mellon Corporation (The)	289,506
726	CME Group, Inc.	196,158
827	Houlihan Lokey, Inc.	169,800
1,465	Interactive Brokers Group, Inc., Class A	100,807
1,115	Intercontinental Exchange, Inc.	187,855
2,310	Nasdaq, Inc.	204,320
1,659	Northern Trust Corporation	223,301
		1,371,747
	INSURANCE - 4.2%
875	Allstate Corporation (The)	187,819
1,078	Arch Capital Group Ltd.	97,807
365	Chubb Ltd.	103,021
698	Cincinnati Financial Corporation	110,354
1,454	Equitable Holdings, Inc.	73,834

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 29.8% (Continued)
	INSURANCE - 4.2% (Continued)
785	Globe Life, Inc.	$112,231
911	Hartford Insurance Group, Inc. (The)	121,518
1,172	Loews Corporation	117,657
3,411	MetLife, Inc.	280,964
1,327	Progressive Corporation (The)	327,702
859	Prudential Financial, Inc.	89,113
410	Travelers Companies, Inc. (The)	114,480
1,705	W R Berkley Corporation	130,637
		1,867,137
	INTERNET MEDIA & SERVICES - 0.4%
711	VeriSign, Inc.	198,774

	LEISURE FACILITIES & SERVICES – 0.9%
8,019	Carnival Corporation(a)	231,830
3,879	Norwegian Cruise Line Holdings Ltd.(a)	95,540
288	Royal Caribbean Cruises Ltd.	93,191
		420,561
	LEISURE PRODUCTS - 0.1%
57	Axon Enterprise, Inc.(a)	40,905

	MEDICAL EQUIPMENT & DEVICES - 0.6%
1,502	Abbott Laboratories	201,178
1,161	Globus Medical, Inc., Class A(a)	66,490
		267,668
	METALS & MINING - 1.9%
1,424	Agnico Eagle Mines Ltd.	240,029
3,601	Barrick Mining Corporation	118,005
7,393	Kinross Gold Corporation	183,716
3,601	Newmont Corporation	303,601
		845,351
	OIL & GAS PRODUCERS - 1.0%
7,337	Kinder Morgan, Inc.	207,710
3,611	Williams Companies, Inc. (The)	228,757
		436,467

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 29.8% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
4,230	TechnipFMC plc	$166,874

	RETAIL - CONSUMER STAPLES - 0.7%
942	Sprouts Farmers Market, Inc.(a)	102,490
2,229	Walmart, Inc.	229,721
		332,211
	RETAIL - DISCRETIONARY - 0.4%
264	Carvana Company(a)	99,591
231	Lithia Motors, Inc., Class A	72,996
		172,587
	SEMICONDUCTORS - 0.2%
152	Broadcom, Inc.	50,146
231	NVIDIA Corporation	43,100
		93,246
	SOFTWARE - 0.9%
498	Cloudflare, Inc., Class A(a)	106,866
182	Duolingo, Inc.(a)	58,575
732	Palantir Technologies, Inc., Class A(a)	133,531
980	Samsara, Inc., Class A(a)	36,505
31	ServiceNow, Inc.(a)	28,529
126	Zscaler, Inc.(a)	37,757
		401,763
	SPECIALTY FINANCE - 1.0%
866	Capital One Financial Corporation	184,094
14,676	Federal Home Loan Mortgage Corporation(a)	172,737
1,497	Synchrony Financial	106,362
		463,193
	TECHNOLOGY HARDWARE - 1.3%
280	Arista Networks, Inc.(a)	40,799
3,017	Cisco Systems, Inc.	206,422
4,590	Hewlett Packard Enterprise Company	112,730
437	Motorola Solutions, Inc.	199,836
		559,787

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 29.8% (Continued)
	TECHNOLOGY SERVICES - 0.6%
696	Automatic Data Processing, Inc.	$204,276
244	Coinbase Global, Inc., Class A(a)	82,348
		286,624
	TELECOMMUNICATIONS - 0.9%
10,671	AT&T, Inc.	301,349
2,301	Verizon Communications, Inc.	101,129
		402,478
	TRANSPORTATION & LOGISTICS - 1.1%
3,695	Delta Air Lines, Inc.	209,691
2,886	United Airlines Holdings, Inc.(a)	278,500
		488,191
	TRANSPORTATION EQUIPMENT - 0.5%
1,058	Westinghouse Air Brake Technologies Corporation	212,097

	WHOLESALE - CONSUMER STAPLES - 0.4%
876	Performance Food Group Company(a)	91,139
1,000	US Foods Holding Corporation(a)	76,620
		167,759

	TOTAL COMMON STOCKS (Cost $11,156,785)	13,254,004

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 34.6%
	EQUITY - 23.3%
2,122	Global X MSCI Greece ETF	136,657
9,121	Invesco Nasdaq 100 ETF	2,253,982
3,755	Invesco QQQ Trust Series 1	2,254,388
17,531	Invesco S&P 500 BuyWrite ETF	387,786
3,440	iShares China Large-Cap ETF	141,522
16,886	iShares Mortgage Real Estate ETF	370,985
19,772	iShares MSCI Australia ETF	533,844
3,862	iShares MSCI Austria ETF	119,683
4,537	iShares MSCI Brazil ETF	140,647
4,080	iShares MSCI Chile ETF	134,477

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 34.6% (Continued)
	EQUITY - 23.3% (Continued)
2,794	iShares MSCI France ETF	$122,740
2,841	iShares MSCI Germany ETF	118,214
2,331	iShares MSCI Italy ETF	121,095
5,382	iShares MSCI Malaysia ETF	139,501
2,161	iShares MSCI Mexico ETF	147,402
2,245	iShares MSCI Netherlands ETF	130,232
2,488	iShares MSCI Peru and Global Exposure ETF	153,012
4,223	iShares MSCI Poland ETF	135,981
2,321	iShares MSCI South Africa ETF	148,776
1,853	iShares MSCI South Korea ETF	148,425
2,494	iShares MSCI Spain ETF	123,453
2,565	iShares MSCI Sweden ETF	121,068
2,150	iShares MSCI Switzerland ETF	118,766
2,276	iShares MSCI Taiwan ETF	144,799
2,338	iShares MSCI Thailand ETF	137,685
903	iShares MSCI Turkey ETF	30,910
2,870	iShares MSCI United Kingdom ETF	120,454
8,277	JPMorgan BetaBuilders Japan ETF	548,931
8,953	SPDR S&P International Dividend ETF	382,293
4,092	Vanguard Global ex-U.S. Real Estate ETF	195,352
2,770	Vanguard High Dividend Yield ETF	390,432
2,090	Vanguard Real Estate ETF	191,068
		10,344,560
	FIXED INCOME - 11.3%
6,305	FlexShares High Yield Value-Scored Bond Index Fund	259,766
18,427	Invesco Senior Loan ETF	385,677
5,981	iShares 0-5 Year High Yield Corporate Bond ETF	258,977
4,619	iShares 1-3 Year Treasury Bond ETF	383,192
2,028	iShares 1-5 Year Investment Grade Corporate Bond	107,545
3,202	iShares 3-7 Year Treasury Bond ETF	382,671
3,986	iShares 7-10 Year Treasury Bond ETF	384,490
9,455	iShares Fallen Angels USD Bond ETF	262,660
978	iShares iBoxx $ Investment Grade Corporate Bond ETF	109,018
9,774	iShares J.P. Morgan EM High Yield Bond ETF	387,930

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 34.6% (Continued)
	FIXED INCOME - 11.3% (Continued)
4,113	iShares J.P. Morgan USD Emerging Markets Bond ETF			$391,516
927	iShares National Muni Bond ETF			98,716
12,315	iShares Preferred and Income Securities ETF			389,400
5,565	iShares US & Intl High Yield Corp Bond ETF			258,995
3,990	Schwab US TIPS ETF			107,531
4,475	SPDR Bloomberg Convertible Securities ETF			404,987
2,650	SPDR Bloomberg High Yield Bond ETF			259,674
3,487	SPDR Bloomberg Investment Grade Floating Rate ETF			107,609
2,780	SPDR FTSE International Government			109,004
				5,049,358

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,315,357)			15,393,918

Principal
Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 12.3%
	U.S. TREASURY BILLS — 12.3%
2,000,000	United States Treasury Bill(b)	3.9700	10/30/25	1,993,491
1,700,000	United States Treasury Bill(b)	3.9600	11/04/25	1,693,571
1,800,000	United States Treasury Bill(b)	3.9900	11/13/25	1,791,389
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $5,478,580)			5,478,451

Shares				Fair Value
	SHORT-TERM INVESTMENT — 15.5%
	MONEY MARKET FUND - 15.5%
6,907,427	First American Treasury Obligations Fund, Class X, 4.02% (Cost $6,907,427)(c)(e)			6,907,427

	TOTAL INVESTMENTS - 92.2% (Cost $37,858,149)			$41,033,800
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.8%			3,449,093
	NET ASSETS - 100.0%			$44,482,893

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
25	3 Month Euro Euribor Future	12/15/2025	$7,188,821	$8,471
25	3 Month Euro Euribor Future	03/16/2026	7,191,389	10,190
25	3 Month Euro Euribor Future	06/15/2026	7,192,855	29,377
25	3 Month Euro Euribor Future	09/14/2026	7,191,756	181
37	3-Month CORRA Futures	12/15/2025	6,493,846	47,950
38	3-Month CORRA Futures	03/16/2026	6,674,818	49,856
38	3-Month CORRA Futures	06/15/2026	6,675,159	59,365
37	3-Month CORRA Futures	09/14/2026	6,497,170	9,886
39	3-Month CORRA Futures	12/15/2026	6,844,515	23,993
38	3-Month CORRA Futures(f)	06/15/2027	6,662,528	(861)
38	3-Month CORRA Futures	09/15/2027	6,659,456	(862)
9	Carbon Emissions Future(e)	12/15/2025	800,047	29,589
31	CBOT 2 Year US Treasury Note Future	12/31/2025	6,460,351	(3,250)
29	CBOT 5 Year US Treasury Note	12/31/2025	3,166,664	(3,922)
23	CBOT Soybean Oil Future(e)	12/12/2025	682,962	(77,226)
30	CME Australian Dollar Currency Future	12/15/2025	1,986,600	190
81	CME Brazilian Real Currency Future	10/31/2025	1,511,055	14,065
23	CME British Pound Currency Future	12/15/2025	1,933,581	(12,762)
9	CME Canadian Dollar Currency Future	12/16/2025	648,900	(5,060)
1	CME E Mini Consumer Discretionary Select Sector	12/19/2025	244,340	(2,580)
1	CME E Mini Energy Select Sector Futures	12/19/2025	94,310	(1,120)
1	CME E Mini Financial Select Sector Futures	12/19/2025	167,378	1,130
1	CME E Mini Industrial Select Sector Futures	12/19/2025	156,740	2,810
1	CME E Mini Materials Select Sector Futures	12/19/2025	95,820	(880)
1	CME E Mini Technology Select Sector Futures	12/19/2025	286,710	9,620
2	CME E Mini Utilities Select Sector Futures	12/19/2025	177,340	7,160
4	CME E-Mini Standard & Poor’s 500 Index Future	12/19/2025	1,347,749	51,462
13	CME Euro Foreign Exchange Currency Future	12/15/2025	1,916,200	3,413
3	CME Feeder Cattle Future(e)	10/30/2025	541,538	46,262
17	CME Lean Hogs Future(e)	12/12/2025	603,330	(13,600)
6	CME Live Cattle Future(e)	12/31/2025	563,460	41,640
56	CME Mexican Peso Currency Future	12/15/2025	1,515,360	24,225
10	CME Norwegian Krone Currency Future	12/15/2025	2,003,500	(11,750)
52	CME South African Rand Currency Future	12/15/2025	1,498,250	19,525
9	CME Swedish Krona Currency Future	12/15/2025	1,922,400	(13,230)
12	CME Swiss Franc Currency Future	12/15/2025	1,900,950	2,156
2	COMEX Gold 100 Troy Ounces Future(e)	12/29/2025	774,640	94,380
4	COMEX Silver Future(e)	12/29/2025	932,800	163,440
1	E-mini S&P Communication Services Select Sector	12/19/2025	156,013	—
8	Euro-BTP Italian Bond Futures	12/08/2025	1,125,522	4,594
35	EUX Short term Euro-BTP Futures	12/08/2025	4,434,990	(1,597)
12	ICE Gas Oil Future(e)	12/11/2025	808,199	12,025
3	KFE 10 Year Treasury Bond Future	12/16/2025	250,858	(1,676)
35	KFE 3 Year Treasury Bond Future	12/16/2025	2,662,637	(12,928)
14	Montreal Exchange 10 Year Canadian Bond Future	12/18/2025	1,232,125	2,273
126	Montreal Exchange 2 Year Canadian Bond Future	12/18/2025	9,586,847	19,839
3	NYBOT CSC C Coffee Future(e)	12/18/2025	421,706	(1,200)
33	NYBOT CSC Number 11 World Sugar Future(e)	04/30/2026	596,535	15,523

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
17	NYMEX Henry Hub Natural Gas Futures(e)	02/25/2026	$615,910	$13,320
9	NYMEX Light Sweet Crude Oil Future(e)	02/23/2026	552,240	(10,690)
8	NYMEX NY Harbor ULSD Futures(e)	12/01/2025	772,901	8,077
6	NYMEX NY Harbor ULSD Futures(e)	02/27/2026	565,463	3,881
12	NYMEX Platinum Future(e)	01/29/2026	963,420	111,880
9	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	12/16/2025	708,637	(7,123)
13	SFE 10 Year Australian Bond Future	12/15/2025	822,746	(4,866)
62	SFE 3 Year Australian Bond Future	12/15/2025	3,955,243	(16,333)
22	Three Month SONIA Index Futures	12/15/2025	7,109,946	(18,661)
22	Three Month SONIA Index Futures	03/16/2026	7,119,562	(12,781)
22	Three Month SONIA Index Futures	06/15/2026	7,125,849	7,457
22	Three Month SONIA Index Futures	12/15/2026	7,130,287	1,919
22	Three Month SONIA Index Futures	03/16/2027	7,129,178	(1,263)
28	Three-Month SOFR Futures	03/16/2026	6,755,350	1,462
28	Three-Month SOFR Futures	06/15/2026	6,770,050	17,738
28	Three-Month SOFR Futures	12/15/2026	6,783,000	31,250
28	Three-Month SOFR Futures	03/16/2027	6,784,050	1,450
28	Three-Month SOFR Futures	06/15/2027	6,783,000	3,813
14	Ultra 10-Year US Treasury Note Futures	12/19/2025	1,611,094	250
	TOTAL OPEN LONG FUTURES CONTRACTS			$770,866

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
26	CBOT Corn Future(e)	03/13/2026	$561,600	$19,125
34	CBOT Corn Future(e)	12/12/2025	706,350	29,888
1	CBOT Soybean Future(e)	11/14/2025	50,088	—
11	CBOT Soybean Future(e)	03/13/2026	569,663	25,212
25	CBOT Soybean Meal Future(e)	12/12/2025	683,249	52,820
22	CBOT Wheat Future(e)	03/13/2026	579,700	21,013
27	CBOT Wheat Future(e)	12/12/2025	685,800	79,925
23	CME Japanese Yen Currency Future	12/15/2025	1,959,025	11,776
8	CME New Zealand Dollar Currency Future	12/15/2025	465,160	12,080
5	COMEX Copper Future(e)	12/29/2025	607,063	(40,650)
5	COMEX Copper Future(e)	03/27/2026	615,000	(5,813)
5	Eurex 10 Year Euro BUND Future	12/08/2025	754,696	(819)
26	Eurex 2 Year Euro SCHATZ Future	12/08/2025	3,265,414	3,498
11	Eurex 5 Year Euro BOBL Future	12/08/2025	1,521,378	2,192
63	Euronext Milling Wheat Future(e)	12/10/2025	688,762	25,428
17	French Government Bond Futures	12/08/2025	2,421,871	(8,101)
1	ICE Brent Crude Oil Future(e)	12/10/2025	66,030	2,430
20	ICE Natural Gas Future(e)	12/10/2025	696,254	54,763
20	Long Gilt Future	12/29/2025	2,443,413	(12,390)
5	NYBOT CSC Cocoa Future(e)	12/15/2025	337,450	17,650
22	NYBOT CSC Number 11 World Sugar Future(e)	03/31/2026	409,024	(2,710)
13	NYBOT CTN Number 2 Cotton Future(e)	12/08/2025	427,505	16,480

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
19	NYMEX Henry Hub Natural Gas Futures(e)	12/10/2025	$737,200	$(17,820)
10	NYMEX Light Sweet Crude Oil Future(e)	12/10/2025	619,600	8,780
3	TSE Japanese 10 Year Bond Futures	12/15/2025	2,754,993	24,211
	TOTAL OPEN SHORT FUTURES CONTRACTS			$318,968

	TOTAL FUTURES CONTRACTS			$1,089,834

CREDIT DEFAULT SWAPS
									Upfront
			Fixed	Implied	Frequency				Premiums	Unrealized
		Buy/Sell	Rate	Credit	of	Expiration	Notional		Paid/	Apreciation/
Counterparty	Index	Protection	Received	Spread	Payments	Date	Amount	Value	(Received)	(Depreciation)
SOC	Markit CDX North America High Yield Index (g)	Sell	5.00%	321.29%	Quarterly	6/20/2030	$535,500	$42,370	$27,814	$14,556
SOC	Markit CDX North America Investment Grade Index (g)	Sell	1.00%	52.04%	Quarterly	12/20/2030	535,500	12,120	12,315	(195)
SOC	Markit iTraxx Europe Index (f)(g)	Sell	1.00%	56.00%	Quarterly	12/20/2030	458,000	11,559	11,780	(221)
SOC	Markit iTraxx Europe Crossover Index (f)(g)	Sell	5.00%	262.21%	Quarterly	12/20/2030	458,000	57,207	57,140	67
Net Unrealized Appreciation on Swap Contracts									$109,049	$14,207

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

SOC	- Societe Generale

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	All or a portion of this investment is a holding of the ACSSF Fund Limited.

(f)	Illiquid security. Total illiquid securities represents 0.0% of net assets as of September 30, 2025.

(g)	The fair value of this investment is determined using significant unobservable inputs.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC LIFE SCIENCES AND HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.9%
	BIOTECH & PHARMA - 90.6%
3,385	AbbVie, Inc.	$783,763
8,684	ADMA Biologics, Inc.(a)	127,307
5,411	Agios Pharmaceuticals, Inc.(a)	217,198
1,472	Alnylam Pharmaceuticals, Inc.(a)	671,232
2,503	Amgen, Inc.	706,347
12,218	Apogee Therapeutics, Inc.(a)	485,421
54,463	Arbutus Biopharma Corporation(a)	247,262
10,598	Arcturus Therapeutics Holdings, Inc.(a)	195,321
1,619	Argenx S.E. - ADR(a)	1,194,110
14,131	Arvinas, Inc.(a)	120,396
3,680	Ascendis Pharma A/S - ADR(a)	731,621
24,140	AstraZeneca plc - ADR	1,852,020
42,833	Avadel Pharmaceuticals plc(a)	654,060
7,785	Avidity Biosciences, Inc.(a)	339,192
6,918	Axsome Therapeutics, Inc.(a)	840,191
4,121	Biogen, Inc.(a)	577,270
6,035	BioNTech S.E. - ADR(a)	595,172
60,939	Black Diamond Therapeutics, Inc.(a)	230,959
18,694	Capricor Therapeutics, Inc.(a)	134,784
25,023	Catalyst Pharmaceuticals, Inc.(a)	492,953
21,638	Cullinan Oncology, Inc.(a)	128,313
6,035	Cytokinetics, Inc.(a)	331,684
30,469	Day One Biopharmaceuticals, Inc.(a)	214,806
13,690	Design Therapeutics, Inc.(a)	103,086
4,268	Disc Medicine, Inc.(a)	282,029
21,343	Edgewise Therapeutics, Inc.(a)	346,183
24,729	Gilead Sciences, Inc.	2,744,920
5,152	Halozyme Therapeutics, Inc.(a)	377,848
14,719	Immunome, Inc.(a)	172,359
15,308	Incyte Corporation(a)	1,298,271
10,010	Insmed, Inc.(a)	1,441,540
12,364	Intellia Therapeutics, Inc.(a)	213,526
21,049	Ionis Pharmaceuticals, Inc.(a)	1,377,026
5,299	Janux Therapeutics, Inc.(a)	129,508
3,830	Jazz Pharmaceuticals plc(a)	504,794

See accompanying notes to consolidated financial statements.

ALPHACENTRIC LIFE SCIENCES AND HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	BIOTECH & PHARMA - 90.6% (Continued)
3,680	Krystal Biotech, Inc.(a)	$649,630
4,416	Kymera Therapeutics, Inc.(a)	249,946
32,383	MeiraGTx Holdings PLC(a)	266,512
8,390	Neurocrine Biosciences, Inc.(a)	1,177,788
12,511	Newamsterdam Pharma Company N.V.(a)	355,813
14,131	Nurix Therapeutics, Inc.(a)	130,570
5,004	Nuvalent, Inc., Class A(a)	432,746
12,364	Oruka Therapeutics, Inc.(a)	237,760
9,715	Protagonist Therapeutics, Inc.(a)	645,367
13,690	Rezolute, Inc.(a)	128,686
5,733	Rhythm Pharmaceuticals, Inc.(a)	578,976
51,224	Roivant Sciences Ltd.(a)	775,019
11,123	Sanofi - ADR	525,006
11,187	Scholar Rock Holding Corporation(a)	416,604
7,360	Tectonic Therapeutic, Inc.(a)	115,478
25,759	Trevi Therapeutics, Inc.(a)	235,695
9,568	Verona Pharma plc - ADR(a)	1,021,001
5,299	Vertex Pharmaceuticals, Inc.(a)	2,075,300
31,353	WaVe Life Sciences Ltd.(a)	229,504
49,311	Xeris Biopharma Holdings, Inc.(a)	401,392
		31,511,265
	HEALTH CARE FACILITIES & SERVICES - 2.9%
23,404	GoodRx Holdings, Inc.(a)	98,999
883	IQVIA Holdings, Inc.(a)	167,717
85,373	MDxHealth S.A.(a)	396,984
54,315	Personalis, Inc.(a)	354,134
		1,017,834
	MEDICAL EQUIPMENT & DEVICES - 3.4%
4,600	Artivion, Inc.(a)	194,764
8,979	Exact Sciences Corporation(a)	491,241
1,472	Natera, Inc.(a)	236,948
3,680	Soleno Therapeutics, Inc.(a)	248,768
		1,171,721

	TOTAL COMMON STOCKS (Cost $30,785,016)	33,700,820

See accompanying notes to consolidated financial statements.

ALPHACENTRIC LIFE SCIENCES AND HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS - 3.4%
	MONEY MARKET FUNDS - 3.4%
2	Fidelity Investments Money Market Government Portfolio, Class I, 4.04%(b)	$2
1,198,844	First American Treasury Obligations Fund, Class X, 4.02%(b)	1,198,844
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,198,846)	1,198,846

	TOTAL INVESTMENTS - 100.3% (Cost $31,983,862)	$34,899,666
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(117,505)
	NET ASSETS - 100.0%	$34,782,161

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 30.5%
	BANKING - 0.1%
1,800	High Country Bancorp, Inc.	$57,150

	CABLE & SATELLITE - 1.9%
23,756	GCI Liberty, Inc.(a)	892,157

	CONTAINERS & PACKAGING - 2.3%
55,000	Graphic Packaging Holding Company	1,076,350

	INDUSTRIAL REIT - 0.5%
10,000	Plymouth Industrial REIT, Inc.	223,300

	LEISURE FACILITIES & SERVICES - 0.8%
35,000	Bally’s Corporation(a)	388,500

	METALS & MINING - 3.9%
410,000	Champion Iron Ltd.	1,252,290
25,000	Labrador Iron Ore Royalty Corporation	504,510
		1,756,800
	MULTI ASSET CLASS REIT - 0.7%
45,000	Armada Hoffler Properties, Inc.	315,450

	OFFICE REIT - 1.5%
35,000	American Assets Trust, Inc.	711,200

	REAL ESTATE OWNERS & DEVELOPERS - 3.5%
50,000	AMREP Corporation(a)	1,196,000
91,924	Nam Tai Property, Inc.(a)	394,354
		1,590,354
	RESIDENTIAL REIT - 1.1%
50,000	Dream Residential Real Estate Investment Trust	527,500

	RETAIL REIT - 8.8%
112,674	Alpine Income Property Trust, Inc.	1,596,590
15,000	CBL & Associates Properties, Inc.	458,700
38,079	CTO Realty Growth, Inc.	620,688

See accompanying notes to consolidated financial statements.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 30.5% (Continued)
	RETAIL REIT - 8.8% (Continued)
30,000	Saul Centers, Inc.	$956,100
30,000	Whitestone REIT	368,400
		4,000,478
	SELF-STORAGE REIT - 0.4%
1,000	Global Self Storage, Inc.	5,030
5,000	Smartstop Self Storage REIT, Inc.	188,200
		193,230
	SOFTWARE - 3.7%
25,000	CoreCard Corporation(a)	673,000
50,000	Ingram Micro Holding Corporation	1,074,500
		1,747,500
	TECHNOLOGY SERVICES - 1.0%
5,000	Euronet Worldwide, Inc.(a)	439,050

	TRANSPORTATION & LOGISTICS - 0.3%
5,000	FLEX LNG Ltd.	126,000

	TOTAL COMMON STOCKS (Cost $15,111,094)	14,045,019

	EXCHANGE-TRADED FUND — 0.5%
	EQUITY - 0.5%
2,500	iShares U.S. Real Estate ETF (Cost $243,701)	242,700

	PREFERRED STOCKS — 7.3%
	OIL & GAS PRODUCERS — 1.8%
35,400	NGL Energy Partners, L.P. - Series B	824,466

	SPECIALTY FINANCE — 0.1%
1,860	Chimera Investment Corporation	47,300

	SPECIALTY REIT— 5.4%
100,156	Gladstone Land Corporation - Series D	2,492,882

	TOTAL PREFERRED STOCKS (Cost $3,353,463)	3,364,648

See accompanying notes to consolidated financial statements.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 28.0%
	AUTO LOAN — 0.3%
155,000	First Investors Auto Owner Trust 2022-2 Series 2A D(b)		8.7100	10/16/28	$160,265

	CLO — 0.2%
100,000	TRTX 2021-FL4 Issuer Ltd. Series FL4 AS(b),(c)	TSFR1M + 1.514%	5.6570	03/15/38	100,128

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
36,919	Adjustable Rate Mortgage Trust 2007-1 Series 2007-1 1A1(d)		5.3760	03/25/37	29,442
31,289	MFA 2020-NQM2 Trust Series NQM2 A3(b),(d)		1.9470	04/25/65	30,708
183,521	Washington Mutual Mortgage Pass-Through Series 2007-HY1 A2A(c)	TSFR1M + 0.160%	4.5920	02/25/37	143,053
					203,203
	HOME EQUITY — 0.3%
163,945	Terwin Mortgage Trust 2004-7HE Series 7HE A3(b),(c)	TSFR1M + 1.400%	5.6720	07/25/34	160,642

	NON AGENCY CMBS — 24.0%
1,432,590	BX Commercial Mortgage Trust 2021-SOAR Series SOAR B(b),(c)	TSFR1M + 0.984%	5.1350	06/15/38	1,431,958
968,828	BX Commercial Mortgage Trust 2021-VOLT Series VOLT B(b),(c)	TSFR1M + 1.064%	5.2150	09/15/36	966,133
1,729,609	BX Trust 2025-LUNR Series LUNR B(b),(c)	TSFR1M + 1.850%	6.0000	06/09/40	1,736,020
477,000	CFCRE Commercial Mortgage Trust 2016-C6 Series C6 C(d)		4.3010	11/10/49	428,907
115,000	Citigroup Commercial Mortgage Trust 2017-C4 Series C4 AS		3.7640	10/12/50	111,335
100,000	COMM 2013-CCRE6 Mortgage Trust Series 2013-CR6 F(b),(d)		4.0000	03/10/46	59,745
115,000	COMM 2015-CCRE25 Mortgage Trust Series CR25 D(d)		3.7400	08/10/48	108,567
81,000	COMM 2015-LC19 Mortgage Trust Series 2015-LC19 D(b)		2.8670	02/10/48	73,166
20,000	COMM 2015-LC23 Mortgage Trust Series LC23 C(d)		4.6790	10/10/48	19,292
150,000	COMM 2016-CR28 Mortgage Trust Series CR28 B(d)		4.7350	02/10/49	147,128
33,371	CSAIL 2016-C5 Commercial Mortgage Trust Series 2016-C5 C(d)		4.7400	11/15/48	33,140
100,000	CSAIL 2016-C6 Commercial Mortgage Trust Series C6 B(d)		3.9240	01/15/49	95,608
120,000	CSAIL 2016-C6 Commercial Mortgage Trust Series C6 C(d)		5.0870	01/15/49	112,385
185,000	DBJPM 2016-C3 Mortgage Trust Series C3 B		3.2640	08/10/49	175,730
45,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C30 B(d)		4.2840	07/15/48	41,384
1,744	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 C(d)		4.4270	10/15/48	1,723
150,000	JPMDB Commercial Mortgage Securities Trust 2016-C2 Series C2 AS		3.4840	06/15/49	140,932
145,000	JPMDB Commercial Mortgage Securities Trust 2017-C7 Series C7 B		3.9850	10/15/50	135,897
1,125,000	MHP 2021-STOR Series STOR A(b),(c)	TSFR1M + 0.814%	4.9650	07/15/38	1,125,410
3,282	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 C(d)		4.8590	10/15/46	3,130
450,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C28 C(d)		4.7510	01/15/49	409,400

See accompanying notes to consolidated financial statements.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 28.0% (Continued)
	NON AGENCY CMBS — 24.0% (Continued)
1,636,779	SG Commercial Mortgage Securities Trust 2016-C5 Series C5 XA(d),(e)		1.9750	10/10/48	$9,965
370,000	SG Commercial Mortgage Securities Trust 2016-C5 Series C5 B		3.9330	10/10/48	354,892
1,500,000	TPG Trust 2025-INFL Series INFL B(b),(c)	TSFR1M + 1.800%	5.9500	08/15/30	1,501,919
220,000	UBS Commercial Mortgage Trust 2018-C13 Series C13 B(d)		4.7860	10/15/51	209,470
75,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1 Series 2015-NXS1 D(d)		3.9880	05/15/48	70,142
300,000	Wells Fargo Commercial Mortgage Trust 2015-P2 Series P2 E(b),(d)		4.8160	12/15/48	284,766
711,150	Wells Fargo Commercial Mortgage Trust 2016-C33 Series C33 C		3.8960	03/15/59	686,926
100,000	Wells Fargo Commercial Mortgage Trust 2016-C36 Series C36 B(d)		3.6710	11/15/59	94,210
100,000	Wells Fargo Commercial Mortgage Trust 2016-NXS6 Series 2016-NXS6 B		3.8110	11/15/49	97,592
260,814	WFRBS Commercial Mortgage Trust 2013-C15 Series 2013-C15 B(d)		4.2840	08/15/46	252,177
160,000	WFRBS Commercial Mortgage Trust 2013-C15 Series 2013-C15 C(d)		4.2840	08/15/46	144,802
					11,063,851
	OTHER ABS — 2.8%
917,500	Coinstar Funding, LLC Series 2017-1 Series 2017-1A A2(b)		5.2160	04/25/47	855,561
377,616	RAM 2024-1, LLC Series 1 A(b)		6.6690	02/15/39	378,874
					1,234,435

	TOTAL ASSET BACKED SECURITIES (Cost $12,626,323)				12,922,524

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
	CMBS — 0.2%
1,000,000	Freddie Mac Multifamily Structured Pass Through Series K126 X3(d),(e)		2.7190	01/25/49	119,066

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
601,146	Government National Mortgage Association Series 2019-110 SE(c),(e)	TSFR1M + 5.986%	1.8500	09/20/49	74,864

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $191,405)				193,930

	CONVERTIBLE BONDS — 2.5%
	OIL & GAS PRODUCERS — 0.4%
160,000	Golar LNG Ltd.(b)		2.7500	12/15/30	162,200

See accompanying notes to consolidated financial statements.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 2.5% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 2.1%
1,000,000	Braemar Hotels & Resorts, Inc.		4.5000	06/01/26	$975,000

	TOTAL CONVERTIBLE BONDS (Cost $1,102,500)				1,137,200

	CORPORATE BONDS — 22.7%
	APPAREL & TEXTILE PRODUCTS — 1.9%
8,000,000	Boras V-tyget 1 A.B.(c)	STIB3M + 5.750%	7.8690	04/29/27	871,746

	GAS & WATER UTILITIES — 1.2%
588,000	Superior Plus, L.P. / Superior General Partner,(b)		4.5000	03/15/29	567,744

	INDUSTRIAL SUPPORT SERVICES — 2.0%
1,000,000	Alta Equipment Group, Inc.(b)		9.0000	06/01/29	933,918

	INSURANCE — 3.2%
1,700,000	Genworth Holdings, Inc.(d)	TSFR3M + 2.264%	6.4750	11/15/36	1,453,475

	INTERNET MEDIA & SERVICES — 1.8%
848,000	Getty Images, Inc.		11.2500	02/21/30	810,578

	OIL & GAS PRODUCERS — 2.0%
899,000	Summit Midstream Holdings, LLC(b)		8.6250	10/31/29	904,148

	OIL & GAS SERVICES & EQUIPMENT — 1.9%
850,000	Forum Energy Technologies, Inc.		10.5000	11/07/29	893,396

	SPECIALTY FINANCE — 2.2%
1,000,000	Arbor Realty SR, Inc.(b)		8.5000	10/15/27	1,006,420

	SPECIALTY REIT — 2.2%
1,000,000	Outfront Media Capital, LLC / Outfront Media(b)		5.0000	08/15/27	995,710

	TELECOMMUNICATIONS — 1.4%
6,600,000	ASP Data Center A/S(b),(c)	NIBOR3M + 7.000%	11.2500	03/03/28	664,475

See accompanying notes to consolidated financial statements.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal		Coupon
Amount ($)		Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.7% (Continued)
	TRANSPORTATION & LOGISTICS — 2.9%
1,359,794	Hawaiian Airlines 2013-1 Class A Pass Through Series 2013-1A	3.9000	01/15/26	$1,347,670

	TOTAL CORPORATE BONDS (Cost $10,101,203)			10,449,280

	TERM LOANS — 2.2%
	LEISURE FACILITIES & SERVICES — 2.2%
1,047,747	Bally’s Corporation(c) (Cost $977,916)	7.8440	10/02/28	1,020,243

	U.S. GOVERNMENT & AGENCIES — 1.0%
	AGENCY MBS OTHER — 1.0%
256,674	Ginnie Mae II Pool MA8867	5.5000	05/20/53	257,359
182,801	Ginnie Mae II Pool MA9007	6.5000	07/20/53	186,408
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $442,245)			443,767

Shares				Fair Value
	SHORT-TERM INVESTMENT — 5.2%
	MONEY MARKET FUND - 5.2%
2,384,407	First American Treasury Obligations Fund, Class X, 4.02% (Cost $2,384,407)(f)			2,384,407

	TOTAL INVESTMENTS - 100.3% (Cost $46,534,257)			$46,203,718
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%			(136,602)
	NET ASSETS - 100.0%			$46,067,116

A/S	- Anonim Sirketi

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

REIT	- Real Estate Investment Trust

NIBOR3M	- Norwegian Interbank Offered Rate 3 month

STIB3M	- Stockholm Interbank Offered Rate 3 month

TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month

TSFR3M	- Term Secured Overnight Financing Rate (SOFR) 3 month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025 the total market value of 144A securities is $14,099,910 or 30.6% of net assets.

(c)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Variable rate security; the rate shown represents the rate on September 30, 2025.

(e)	Interest only securities.

(f)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

As of September 30, 2025, AlphaCentric Real Income Fund had the following open forward currency contracts:

Foreign Currency		Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation
To Buy:	To Sell:
United States Dollars	Canadian Dollar	11/14/2025	US Bank	2,130,000	$1,534,165	$9,168
United States Dollars	Norwegian Krone	11/14/2025	US Bank	6,385,000	639,868	3,867
United States Dollars	Swedish Krona	11/14/2025	US Bank	8,140,000	867,163	6,728
					$3,041,196	$19,763

Total						$19,763

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

	AlphaCentric		AlphaCentric		AlphaCentric		AlphaCentric
	Income Opportunities		Premium Opportunity		Robotics and		Symmetry Strategy
	Fund		Fund		Automation Fund		Fund (Consolidated)
ASSETS
Investment securities:
Investments, at cost	$183,972,895		$31,200,263		$23,247,962		$37,858,149
Investments, at value (including collateral for loaned securities $0, $0, $7,548,508, $0)	$247,608,270		$31,171,712		$28,568,040		$41,033,800
Deposit with brokers for futures and swaps	—		10,098,955		—		2,196,308
Foreign currency (Cost $0, $0, $0, $13,518)	—		—		—		13,476
Receivable for securities sold	—		—		—		1,079,426
Receivable for fund shares sold	27,052		50,021		246,288		75,000
Dividends and interest receivable	297,135		77,591		68,134		31,511
Upfront payment on swap	—		—		—		109,049
Unrealized appreciation on open futures contracts	—		63,212		—		1,414,358
Unrealized appreciation on swap contracts	—		—		—		14,623
Prepaid expenses and other assets	25,832		30,766		16,977		25,137
TOTAL ASSETS	247,958,289		41,492,257		28,899,439		45,992,688

LIABILITIES
Payable upon return of securities loaned	—		—		7,548,508		—
Options Written (Proceeds $0, $1,890,871, $0, $0)	—		1,786,222		—		—
Payable for investments purchased	—		—		—		1,122,261
Payable for fund shares repurchased	35,171		6,829		8,050		—
Unrealized depreciation on open futures contracts	—		—		—		324,524
Unrealized depreciation on swap contracts	—		—		—		416
Advisory fees payable	226,146		43,611		9,316		36,427
Distribution (12b-1) fees payable	8,694		165		537		6
Payable to related parties	7,554		13,961		1,857		2,084
Administration fees payable	15,798		9,173		3,053		9,142
Accrued expenses and other liabilities	31,057		33,763		19,981		14,935
TOTAL LIABILITIES	324,420		1,893,724		7,591,302		1,509,795
NET ASSETS	$247,633,869		$39,598,533		$21,308,137		$44,482,893

Composition of Net Assets:
Paid in capital	$527,954,533		$38,231,984		$16,141,979		$40,702,779
Accumulated earnings (loss)	(280,320,664)		1,366,549		5,166,158		3,780,114
NET ASSETS	$247,633,869		$39,598,533		$21,308,137		$44,482,893

Net Asset Value Per Share:
Class A Shares (IOFAX, HMXAX, GNXAX, SYMAX):
Net Assets	$36,871,568		$2,762,004		$2,271,636		$113,282
Shares of beneficial interest outstanding (a)	4,976,105		91,770		121,154		8,503

Net asset value (Net Assets ÷ Shares Outstanding)and redemption price per share	$7.41		$30.10	(d)	$18.75	(d)	$13.32

Maximum offering price per share	$7.78	(c)	$31.93	(b)(d)	$19.89	(b)(d)	$14.14	(b)

Class C Shares (IOFCX, HMXCX, GNXCX, SYMCX):
Net Assets	$13,952,732		$1,119,252		$584,730		$472,746
Shares of beneficial interest outstanding (a)	1,892,239		39,286		33,338		36,631
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$7.37		$28.49		$17.54	(d)	$12.91

Class I Shares (IOFIX, HMXIX, GNXIX, SYMIX):
Net Assets	$196,809,569		$35,717,277		$18,451,771		$43,896,865
Shares of beneficial interest outstanding (a)	26,522,930		1,157,409		961,569		3,298,415
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$7.42		$30.86		$19.19	(d)	$13.31

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Net asset value plus maximum sales charge of 5.75%

(c)	Net asset value plus maximum sales charge of 4.75%

(d)	The Net Asset Value (“NAV”) and offering price shown above differs from the traded NAV on September 30, 2025 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
September 30, 2025

	AlphaCentric
	Life Sciences and		AlphaCentric
	Healthcare Fund		Real Income Fund
ASSETS
Investment securities:
Investments, at cost	$31,983,862		$46,534,257
Investments, at value	$34,899,666		$46,203,718
Receivable for fund shares sold	85,736		5,584
Dividends and interest receivable	5,174		314,658
Prepaid expenses and other assets	17,549		34,182
Unrealized appreciation on forward foreign currency exchange contracts	—		19,763
TOTAL ASSETS	35,008,125		46,577,905

LIABILITIES
Payable for fund shares repurchased	165,798		462,542
Advisory fees payable	15,715		28,488
Distribution (12b-1) fees payable	2,215		—
Payable to related parties	6,183		2,279
Administration fees payable	8,285		10,646
Accrued expenses and other liabilities	27,768		6,834
TOTAL LIABILITIES	225,964		510,789
NET ASSETS	$34,782,161		$46,067,116

Composition of Net Assets:
Paid in capital	$41,417,814		$46,975,919
Accumulated loss	(6,635,653)		(908,803)
NET ASSETS	$34,782,161		$46,067,116

Net Asset Value Per Share:
Class A Shares (LYFAX,SIIAX):
Net Assets	$4,087,685		$2,628,105
Shares of beneficial interest outstanding (a)	302,900		160,216
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$13.50		$16.40

Maximum offering price per share	$14.32	(b)	$17.22	(c)

Class C Shares (LYFCX,SIICX):
Net Assets	$1,789,804		$2,169,958
Shares of beneficial interest outstanding (a)	135,886		132,635
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$13.17		$16.36

Class I Shares (LYFIX,SIIIX):
Net Assets	$28,904,672		$41,269,053
Shares of beneficial interest outstanding (a)	2,122,247		2,509,374
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$13.62		$16.45

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Net asset value plus maximum sales charge of 5.75%

(c)	Net asset value plus maximum sales charge of 4.75%

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2025

		AlphaCentric		AlphaCentric
	AlphaCentric	Premium	AlphaCentric	Symmetry Strategy
	Income	Opportunity	Robotics and	Fund
	Opportunities Fund	Fund	Automation Fund	(Consolidated)
INVESTMENT INCOME
Dividends (ARAF and ASSF: Net of tax withholding of $6,826 and $353, respectively)	$90,017	$—	$17,178	$347,633
Interest	8,240,584	573,638	9,784	280,648
Securities lending income	—	—	132,254	—
TOTAL INVESTMENT INCOME	8,330,601	573,638	159,216	628,281

EXPENSES
Investment advisory fees	1,583,403	356,337	100,755	281,688
Distribution (12b-1) fees:
Class A	44,837	3,456	2,304	134
Class C	74,133	5,413	2,352	2,630
Financial administration/fund accounting fees	118,632	30,298	15,976	36,867
Shareholder servicing fees	99,130	32,321	11,405	6,662
Legal fees	73,175	11,000	10,179	16,386
Legal administration/management services fees	60,900	10,181	4,836	10,433
Registration fees	39,672	25,069	24,795	20,055
Audit fees	30,291	8,787	9,523	10,342
Line of credit fees	22,191	16	—	—
Printing and postage expenses	12,822	1,646	1,240	1,985
Trustees fees and expenses	11,444	8,948	8,942	9,134
Compliance officer fees	9,308	4,330	6,262	6,606
Insurance expense	9,239	1,996	600	1,246
Custodian fees	6,427	2,817	6,306	6,969
Other expenses	1,754	1,654	1,504	1,629
TOTAL EXPENSES	2,197,358	504,269	206,979	412,766
Less: Fees waived by the Adviser	(183,860)	(91,048)	(89,148)	(75,993)
NET EXPENSES	2,013,498	413,221	117,831	336,773

NET INVESTMENT INCOME	6,317,103	160,417	41,385	291,508

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	(556,303)	8,684,302	532,786	1,810,634
Foreign Currencies Transactions	—	—	148	44,648
Futures Contracts	—	(684,055)	—	352,538
Options Written	—	(3,487,793)	—	—
Swap Contracts	—	—	—	28,698
	(556,303)	4,512,454	532,934	2,236,518
Net change in unrealized appreciation (depreciation) on:
Investments	7,830,995	(242,817)	6,558,168	1,855,277
Foreign Currencies Translation	—	—	1,675	(3,028)
Futures Contracts	—	120,584	—	165,783
Options Written	—	(7,185)	—	—
Swap Contracts	—	—	—	22,418
	7,830,995	(129,418)	6,559,843	2,040,450

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	7,274,692	4,383,036	7,092,777	4,276,968

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,591,795	$4,543,453	$7,134,162	$4,568,476

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
STATEMENTS OF OPERATIONS (Unaudited)(Continued)
For the Six Months Ended September 30, 2025

	AlphaCentric Life
	Sciences and	AlphaCentric
	Healthcare Fund	Real Income Fund
INVESTMENT INCOME
Dividends (ALHF and ARIF : Net of tax withholding of $1,749 and $2,251, respectively)	$200,574	$429,632
Interest	37,187	1,082,325
TOTAL INVESTMENT INCOME	237,761	1,511,957

EXPENSES
Investment advisory fees	226,049	373,840
Distribution (12b-1) fees:
Class A	5,514	3,249
Class C	8,496	11,223
Registration fees	35,068	30,583
Shareholder servicing fees	34,150	26,528
Financial administration/fund accounting fees	33,793	40,879
Legal fees	15,222	19,144
Printing and postage expenses	11,519	11,050
Legal administration/management services fees	10,850	12,461
Trustees fees and expenses	9,194	9,154
Audit fees	8,529	9,024
Compliance officer fees	6,683	6,827
Custodian fees	4,283	6,729
Insurance expense	2,249	1,597
Other expenses	1,632	1,629
TOTAL EXPENSES	413,231	563,917
Less: Fees waived by the Adviser	(146,424)	(178,205)
NET EXPENSES	266,807	385,712

NET INVESTMENT INCOME (LOSS)	(29,046)	1,126,245

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	(3,603,404)	760,352
Foreign Currencies Transactions	—	(180,666)
	(3,603,404)	579,686
Net change in unrealized appreciation (depreciation) on:
Investments	4,566,491	431,870
Foreign Currency Translation	—	(465)
Forward Foreign Currency Exchange Contracts	—	39,172
	4,566,491	470,577

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	963,087	1,050,263

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$934,041	$2,176,508

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2025	Year Ended
	(Unaudited)	March 31, 2025
FROM OPERATIONS
Net investment income	$6,317,103	$10,982,220
Net realized gain (loss) from investments	(556,303)	3,912,521
Net change in unrealized appreciation (depreciation) on investments	7,830,995	(12,805,684)
Net increase in net assets resulting from operations	13,591,795	2,089,057

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A (IOFAX)	—	(1,237,689)
Class C (IOFCX)	—	(732,147)
Class I (IOFIX)	—	(8,328,015)
From distributable earnings:
Class A (IOFAX)	(1,419,760)	(1,259,327)
Class C (IOFCX)	(529,866)	(649,156)
Class I (IOFIX)	(7,972,862)	(10,054,675)
Total distributions to shareholders	(9,922,488)	(22,261,009)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (IOFAX)	11,008,173	12,407,333
Class C (IOFCX)	25,900	252,476
Class I (IOFIX)	38,429,869	43,823,093
Net asset value of shares issued in reinvestment of distributions:
Class A (IOFAX)	1,099,100	2,105,091
Class C (IOFCX)	500,068	1,298,335
Class I (IOFIX)	6,910,029	15,763,381
Payments for shares repurchased:
Class A (IOFAX)	(10,102,857)	(12,067,309)
Class C (IOFCX)	(3,179,249)	(8,091,730)
Class I (IOFIX)	(43,346,675)	(135,714,527)
Net increase (decrease) in net assets from shares of beneficial interest	1,344,358	(80,223,857)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,013,665	(100,395,809)

NET ASSETS
Beginning of Period	242,620,204	343,016,013
End of Period	$247,633,869	$242,620,204

SHARE ACTIVITY
Class A (IOFAX):
Shares Sold	1,497,089	1,654,681
Shares Reinvested	150,804	281,477
Shares Repurchased	(1,386,968)	(1,607,245)
Net increase in shares of beneficial interest outstanding	260,925	328,913

Class C (IOFCX):
Shares Sold	3,554	33,436
Shares Reinvested	69,026	174,228
Shares Repurchased	(439,739)	(1,083,214)
Net decrease in shares of beneficial interest outstanding	(367,159)	(875,550)

Class I (IOFIX):
Shares Sold	5,188,645	5,755,581
Shares Reinvested	946,941	2,102,935
Shares Repurchased	(5,926,248)	(17,999,778)
Net increase (decrease) in shares of beneficial interest outstanding	209,338	(10,141,262)

See accompanying notes to consolidated financial statements.

AlphaCentric Premium Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2025	Year Ended
	(Unaudited)	March 31, 2025
FROM OPERATIONS
Net investment income	$160,417	$1,003,906
Net realized gain (loss) from investments, future contracts and options written	4,512,454	(939,337)
Net change in unrealized depreciation on investments, future contracts and options written	(129,418)	(337,199)
Net increase (decrease) in net assets resulting from operations	4,543,453	(272,630)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A (HMXAX)	—	(54,487)
Class C (HMXCX)	—	(10,589)
Class I (HMXIX)	—	(1,312,885)
Total distributions to shareholders	—	(1,377,961)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (HMXAX)	64,782	346,957
Class C (HMXCX)	8,500	73,900
Class I (HMXIX)	1,173,117	13,496,174
Net asset value of shares issued in reinvestment of distributions:
Class A (HMXAX)	—	45,902
Class C (HMXCX)	—	10,175
Class I (HMXIX)	—	999,757
Payments for shares repurchased:
Class A (HMXAX)	(678,209)	(1,572,484)
Class C (HMXCX)	(137,827)	(587,488)
Class I (HMXIX)	(20,713,277)	(29,991,880)
Net decrease in net assets from shares of beneficial interest	(20,282,914)	(17,178,987)

TOTAL DECREASE IN NET ASSETS	(15,739,461)	(18,829,578)

NET ASSETS
Beginning of Period	55,337,994	74,167,572
End of Period	$39,598,533	$55,337,994

SHARE ACTIVITY
Class A (HMXAX):
Shares Sold	2,452	12,558
Shares Reinvested	—	1,607
Shares Repurchased	(25,301)	(57,413)
Net decrease in shares of beneficial interest outstanding	(22,849)	(43,248)

Class C (HMXCX):
Shares Sold	317	2,811
Shares Reinvested	—	374
Shares Repurchased	(5,336)	(22,324)
Net decrease in shares of beneficial interest outstanding	(5,019)	(19,139)

Class I (HMXIX):
Shares Sold	41,660	473,046
Shares Reinvested	—	34,215
Shares Repurchased	(767,666)	(1,056,106)
Net decrease in shares of beneficial interest outstanding	(726,006)	(548,845)

See accompanying notes to consolidated financial statements.

AlphaCentric Robotics and Automation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2025	Year Ended
	(Unaudited)	March 31, 2025
FROM OPERATIONS
Net investment income (loss)	$41,385	$(39,202)
Net realized gain from investments and foreign currencies transactions	532,934	5,179,918
Net change in unrealized appreciation (depreciation) on investments and foreign currencies translation	6,559,843	(6,141,464)
Net increase (decrease) in net assets resulting from operations	7,134,162	(1,000,748)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (GNXAX)	315,949	128,707
Class C (GNXCX)	35,000	82,536
Class I (GNXIX)	2,900,504	5,547,398
Payments for shares repurchased:
Class A (GNXAX)	(363,130)	(1,570,861)
Class C (GNXCX)	(57,049)	(196,664)
Class I (GNXIX)	(1,183,370)	(17,080,820)
Net increase (decrease) in net assets from shares of beneficial interest	1,647,904	(13,089,704)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,782,066	(14,090,452)

NET ASSETS
Beginning of Period	12,526,071	26,616,523
End of Period	$21,308,137	$12,526,071

SHARE ACTIVITY
Class A (GNXAX):
Shares Sold	19,813	9,410
Shares Repurchased	(23,538)	(128,207)
Net decrease in shares of beneficial interest outstanding	(3,725)	(118,797)

Class C (GNXCX):
Shares Sold	2,277	5,687
Shares Repurchased	(4,331)	(16,487)
Net decrease in shares of beneficial interest outstanding	(2,054)	(10,800)

Class I (GNXIX):
Shares Sold	174,242	433,307
Shares Repurchased	(78,884)	(1,414,389)
Net increase (decrease) in shares of beneficial interest outstanding	95,358	(981,082)

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2025	Year Ended
	(Unaudited)	March 31, 2025
FROM OPERATIONS
Net investment income	$291,508	$667,560
Net realized gain (loss) from investments, foreign currencies transactions, futures contracts and swap contracts	2,236,518	(543,401)
Distributions of capital gains from underlying investment companies	—	791
Net change in unrealized appreciation (depreciation) on investments, foreign currencies translation, futures contracts and swap contracts	2,040,450	(812,003)
Net increase (decrease) in net assets resulting from operations	4,568,476	(687,053)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (SYMAX)	323	21,608
Class C (SYMCX)	—	21,840
Class I (SYMIX)	1,617,293	3,341,927
Payments for shares repurchased:
Class A (SYMAX)	(2,442)	(104,581)
Class C (SYMCX)	(123,414)	(198,226)
Class I (SYMIX)	(2,248,729)	(2,436,211)
Net increase (decrease) in net assets from shares of beneficial interest	(756,969)	646,357

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,811,507	(40,696)

NET ASSETS
Beginning of Period	40,671,386	40,712,082
End of Period	$44,482,893	$40,671,386

SHARE ACTIVITY
Class A (SYMAX):
Shares Sold	26	1,753
Shares Repurchased	(190)	(8,571)
Net decrease in shares of beneficial interest outstanding	(164)	(6,818)

Class C (SYMCX):
Shares Sold	—	1,823
Shares Repurchased	(10,175)	(16,894)
Net decrease in shares of beneficial interest outstanding	(10,175)	(15,071)

Class I (SYMIX):
Shares Sold	131,549	272,810
Shares Repurchased	(183,502)	(202,883)
Net increase (decrease) in shares of beneficial interest outstanding	(51,953)	69,927

See accompanying notes to consolidated financial statements.

AlphaCentric Life Sciences and Healthcare Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2025	Year Ended
	(Unaudited)	March 31, 2025
FROM OPERATIONS
Net investment loss	$(29,046)	$(237,517)
Net realized loss from investments	(3,603,404)	(2,422,008)
Net change in unrealized appreciation on investments and foreign currency translation	4,566,491	5,692,022
Net increase in net assets resulting from operations	934,041	3,032,497

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A (LYFAX)	—	(126,887)
Class C (LYFCX)	—	(22,143)
Class I (LYFIX)	—	(1,005,687)
Total distributions to shareholders	—	(1,154,717)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (LYFAX)	73,630	1,998,240
Class C (LYFCX)	75,500	278,394
Class I (LYFIX)	2,741,418	8,871,209
Net asset value of shares issued in reinvestment of distributions:
Class A (LYFAX)	—	124,994
Class C (LYFCX)	—	21,863
Class I (LYFIX)	—	773,628
Payments for shares repurchased:
Class A (LYFAX)	(1,259,297)	(3,635,100)
Class C (LYFCX)	(147,798)	(700,250)
Class I (LYFIX)	(11,811,906)	(68,571,324)
Net decrease in net assets from shares of beneficial interest	(10,328,453)	(60,838,346)

TOTAL DECREASE IN NET ASSETS	(9,394,412)	(58,960,566)

NET ASSETS
Beginning of Period	44,176,573	103,137,139
End of Period	$34,782,161	$44,176,573

SHARE ACTIVITY
Class A (LYFAX):
Shares Sold	6,169	152,883
Shares Reinvested	—	9,739
Shares Repurchased	(101,888)	(284,102)
Net decrease in shares of beneficial interest outstanding	(95,719)	(121,480)

Class C (LYFCX):
Shares Sold	6,102	22,483
Shares Reinvested	—	1,737
Shares Repurchased	(12,222)	(55,260)
Net decrease in shares of beneficial interest outstanding	(6,120)	(31,040)

Class I (LYFIX):
Shares Sold	219,616	683,592
Shares Reinvested	—	59,848
Shares Repurchased	(960,893)	(5,232,284)
Net decrease in shares of beneficial interest outstanding	(741,277)	(4,488,844)

See accompanying notes to consolidated financial statements.

AlphaCentric Real Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2025	Year Ended
	(Unaudited)	March 31, 2025
FROM OPERATIONS
Net investment income	$1,126,245	$2,640,064
Net realized gain from investments and foreign currencies transaction	579,686	104,903
Net change in unrealized appreciation on investments, foreign currencies translation and forward foreign currency exchange contracts	470,577	437,181
Net increase in net assets resulting from operations	2,176,508	3,182,148

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A (SIIAX)	(83,275)	(128,256)
Class C (SIICX)	(63,445)	(129,594)
Class I (SIIIX)	(1,477,904)	(3,307,359)
Total distributions to shareholders	(1,624,624)	(3,565,209)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (SIIAX)	404,106	1,252,284
Class C (SIICX)	63,649	741,746
Class I (SIIIX)	7,076,692	20,759,934
Net asset value of shares issued in reinvestment of distributions:
Class A (SIIAX)	61,696	100,949
Class C (SIICX)	58,931	118,258
Class I (SIIIX)	1,079,929	2,350,085
Payments for shares repurchased:
Class A (SIIAX)	(298,176)	(145,033)
Class C (SIICX)	(281,331)	(387,131)
Class I (SIIIX)	(11,680,870)	(32,192,543)
Net decrease in net assets from shares of beneficial interest	(3,515,374)	(7,401,451)

TOTAL DECREASE IN NET ASSETS	(2,963,490)	(7,784,512)

NET ASSETS
Beginning of Period	49,030,606	56,815,118
End of Period	$46,067,116	$49,030,606

SHARE ACTIVITY
Class A (SIIAX):
Shares Sold	24,897	75,680
Shares Reinvested	3,807	6,095
Shares Repurchased	(18,209)	(8,835)
Net increase in shares of beneficial interest outstanding	10,495	72,940

Class C (SIICX):
Shares Sold	3,923	45,422
Shares Reinvested	3,647	7,156
Shares Repurchased	(17,324)	(23,379)
Net increase (decrease) in shares of beneficial interest outstanding	(9,754)	29,199

Class I (SIIIX):
Shares Sold	442,445	1,253,795
Shares Reinvested	66,503	141,819
Shares Repurchased	(716,586)	(1,950,845)
Net decrease in shares of beneficial interest outstanding	(207,638)	(555,231)

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	September 30, 2025		March 31,		March 31,		March 31,		March 31,		March 31,
Class A (IOFAX)	(Unaudited)		2025		2024		2023		2022		2021
Net asset value, beginning of period	$7.28		$7.79		$8.68		$11.48		$11.50		$8.15

Activity from investment operations:
Net investment income (1)	0.18		0.27		0.28		0.22		0.13		0.19
Net realized and unrealized gain (loss) on investments	0.24		(0.20)		(0.60)		(2.52)		0.30		3.62
Total from investment operations	0.42		0.07		(0.32)		(2.30)		0.43		3.81

Less distributions from:
Net investment income	(0.29)		(0.28)		(0.25)		(0.19)		(0.26)		(0.21)
Return of capital	—		(0.30)		(0.32)		(0.31)		(0.19)		(0.25)
Total distributions	(0.29)		(0.58)		(0.57)		(0.50)		(0.45)		(0.46)

Net asset value, end of period	$7.41		$7.28		$7.79		$8.68		$11.48		$11.50
Total return (2)(13)	5.92	% (11)	0.99	% (11)	(3.63	)% (11)	(20.20)%		3.68%		47.64%
Net assets, at end of period (000s)	$36,872		$34,339		$34,190		$44,561		$146,192		$221,961

Ratio of gross expenses to average net assets before expense reimbursement (3)(12)	1.96	% (10)	3.63	% (9)	2.31	% (8)	2.18	% (7)	1.95	% (6)	1.97	% (5)
Ratio of net expenses to average net assets after expense reimbursement (12)	1.81	% (10)	2.64	% (9)	1.99	% (8)	1.90	% (7)	1.76	% (6)	1.75	% (5)
Ratio of net investment income to average net assets (4)(12)	5.04	% (10)	3.70	% (9)	3.46	% (8)	2.32	% (7)	1.09	% (6)	1.83	% (5)
Portfolio Turnover Rate (13)	10%		6%		15%		0%		14%		3%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes 0.01% for the year ended March 31, 2021 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(6)	Includes 0.02% for the year ended March 31, 2022 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(7)	Includes 0.16% for the year ended March 31, 2023 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(8)	Includes 0.25% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) and extraordinary expenses net of insurance reimbursement which are not subject to waiver by the adviser.

(9)	Includes 0.90% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and extraordinary expenses net of insurance reimbursement which are not subject to waiver by the adviser.

(10)	Includes 0.07% for the six months ended September 30, 2025 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(11)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(12)	Annualized for periods less than one year.

(13)	Not annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	September 30, 2025		March 31,		March 31,		March 31,		March 31,		March 31,
Class C (IOFCX)	(Unaudited)		2025		2024		2023		2022		2021
Net asset value, beginning of period	$7.25		$7.76		$8.65		$11.43		$11.45		$8.12

Activity from investment operations:
Net investment income (1)	0.15		0.22		0.23		0.16		0.04		0.11
Net realized and unrealized gain (loss) on investments	0.23		(0.21)		(0.60)		(2.51)		0.30		3.61
Total from investment operations	0.38		0.01		(0.37)		(2.35)		0.34		3.72

Less distributions from:
Net investment income	(0.26)		(0.25)		(0.23)		(0.17)		(0.21)		(0.14)
Return of capital	—		(0.27)		(0.29)		(0.26)		(0.15)		(0.25)
Total distributions	(0.26)		(0.52)		(0.52)		(0.43)		(0.36)		(0.39)

Net asset value, end of period	$7.37		$7.25		$7.76		$8.65		$11.43		$11.45
Total return (2)(13)	5.41	% (11)	0.24	% (11)	(4.37	)% (11)	(20.74)%		2.92%		46.47%
Net assets, at end of period (000s)	$13,953		$16,379		$24,330		$46,084		$100,794		$118,599

Ratio of gross expenses to average net assets before expense reimbursement (3)(12)	2.71	% (10)	4.38	% (9)	3.06	% (8)	2.93	% (7)	2.71	% (6)	2.72	% (5)
Ratio of net expenses to average net assets after expense reimbursement (12)	2.56	% (10)	3.39	% (9)	2.74	% (8)	2.65	% (7)	2.51	% (6)	2.50	% (5)
Ratio of net investment income to average net assets (4)(12)	4.29	% (10)	2.95	% (9)	2.74	% (8)	1.66	% (7)	0.34	% (6)	1.08	% (5)
Portfolio Turnover Rate (13)	10%		6%		15%		0%		14%		3%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes 0.01% for the year ended March 31, 2021 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(6)	Includes 0.02% for the year ended March 31, 2022 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(7)	Includes 0.16% for the year ended March 31, 2023 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(8)	Includes 0.25% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) and extraordinary expenses net of insurance reimbursement which are not subject to waiver by the adviser.

(9)	Includes 0.90% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and extraordinary expenses net of insurance reimbursement which are not subject to waiver by the adviser.

(10)	Includes 0.07% for the six months ended September 30, 2025 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(11)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(12)	Annualized for periods less than one year.

(13)	Not annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	September 30, 2025		March 31,		March 31,		March 31,		March 31,		March 31,
Class I (IOFIX)	(Unaudited)		2025		2024		2023		2022		2021
Net asset value, beginning of period	$7.29		$7.80		$8.69		$11.49		$11.51		$8.16

Activity from investment operations:
Net investment income (1)	0.19		0.30		0.31		0.25		0.16		0.22
Net realized and unrealized gain (loss) on investments	0.24		(0.21)		(0.60)		(2.52)		0.30		3.63
Total from investment operations	0.43		0.09		(0.29)		(2.27)		0.46		3.85

Less distributions from:
Net investment income	(0.30)		(0.34)		(0.26)		(0.20)		(0.28)		(0.23)
Return of capital	—		(0.26)		(0.34)		(0.33)		(0.20)		(0.27)
Total distributions	(0.30)		(0.60)		(0.60)		(0.53)		(0.48)		(0.50)

Net asset value, end of period	$7.42		$7.29		$7.80		$8.69		$11.49		$11.51
Total return (2)(13)	6.04	% (11)	1.23	% (11)	(3.38	)% (11)	(19.99)%		3.93%		47.94%
Net assets, at end of period (000s)	$196,810		$191,902		$284,496		$528,778		$2,189,289		$3,315,245

Ratio of gross expenses to average net assets before expense reimbursement (3)(12)	1.71	% (10)	3.38	% (9)	2.06	% (8)	1.93	% (7)	1.70	% (6)	1.72	% (5)
Ratio of net expenses to average net assets after expense reimbursement (12)	1.56	% (10)	2.39	% (9)	1.74	% (8)	1.65	% (7)	1.51	% (6)	1.50	% (5)
Ratio of net investment income to average net assets (4)(12)	5.29	% (10)	3.95	% (9)	3.74	% (8)	2.56	% (7)	1.34	% (6)	2.07	% (5)
Portfolio Turnover Rate (13)	10%		6%		15%		0%		14%		3%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes 0.01% for the year ended March 31, 2021 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(6)	Includes 0.02% for the year ended March 31, 2022 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(7)	Includes 0.16% for the year ended March 31, 2023 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(8)	Includes 0.25% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) and extraordinary expenses net of insurance reimbursement which are not subject to waiver by the adviser.

(9)	Includes 0.90% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and extraordinary expenses net of insurance reimbursement which are not subject to waiver by the adviser.

(10)	Includes 0.07% for the six months ended September 30, 2025 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(11)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(12)	Annualized for periods less than one year.

(13)	Not annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

AlphaCentric Premium Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	September 30, 2025		March 31,		March 31,		March 31,	March 31,	March 31,
Class A (HMXAX)	(Unaudited)		2025		2024		2023	2022	2021
Net asset value, beginning of period	$26.54		$27.33		$24.00		$25.14	$25.80	$23.12

Activity from investment operations:
Net investment income (loss) (1)	0.08		0.36		0.37		(0.07)	(0.58)	(0.53)
Net realized and unrealized gain (loss) on investments	3.48		(0.68)		2.96		(1.07)	1.19	3.79
Total from investment operations	3.56		(0.32)		3.33		(1.14)	0.61	3.26

Less distributions from:
Net investment income	—		(0.47)		—		—	—	—
Net realized gains	—		—		—		—	(1.27)	(0.58)
Total distributions	—		(0.47)		—		—	(1.27)	(0.58)

Net asset value, end of period	$30.10		$26.54		$27.33		$24.00	$25.14	$25.80
Total return (2)(8)	13.41	% (6)	(1.28	)% (6)	13.88	% (6)	(4.53)%	2.24%	14.17%
Net assets, at end of period (000s)	$2,762		$3,041		$4,314		$7,452	$6,187	$6,455

Ratio of gross expenses to average net assets before expense reimbursement (3)(7)	2.69%		2.51%		2.43%		2.37%	2.25%	2.31	% (5)
Ratio of net expenses to average net assets after expense reimbursement (7)	2.24%		2.24%		2.24%		2.24%	2.24%	2.25	% (5)
Ratio of net investment income (loss) to average net assets (7)	0.58%		1.30%		1.48%		(0.31)%	(2.22)%	(2.11	)% (5)
Portfolio Turnover Rate (4)(8)	0%		0%		0%		0%	0%	9%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(5)	Includes 0.01% for the year ended March 31, 2021 attributable to margin expense on short sales, which is not subject to waiver by the adviser.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Annualized for periods less than one year.

(8)	Not annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

AlphaCentric Premium Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	September 30, 2025		March 31,		March 31,		March 31,	March 31,	March 31,
Class C (HMXCX)	(Unaudited)		2025		2024		2023	2022	2021
Net asset value, beginning of period	$25.21		$25.95		$22.96		$24.24	$25.10	$22.68

Activity from investment operations:
Net investment income (loss) (1)	(0.02)		0.15		0.18		(0.29)	(0.75)	(0.71)
Net realized and unrealized gain (loss) on investments	3.30		(0.66)		2.81		(0.99)	1.16	3.71
Total from investment operations	3.28		(0.51)		2.99		(1.28)	0.41	3.00

Less distributions from:
Net investment income	—		(0.23)		—		—	—	—
Net realized gains	—		—		—		—	(1.27)	(0.58)
Total distributions	—		(0.23)		—		—	(1.27)	(0.58)

Net asset value, end of period	$28.49		$25.21		$25.95		$22.96	$24.24	$25.10
Total return (2)(8)	13.01	% (6)	(2.04	)% (6)	13.02	% (6)	(5.28)%	1.50%	13.29%
Net assets, at end of period (000s)	$1,119		$1,117		$1,646		$1,783	$3,652	$2,079

Ratio of gross expenses to average net assets before expense reimbursement (3)(7)	3.44%		3.26%		3.18%		3.12%	3.00%	3.06	% (5)
Ratio of net expenses to average net assets after expense reimbursement (7)	2.99%		2.99%		2.99%		2.99%	2.99%	3.00	% (5)
Ratio of net investment income (loss) to average net assets (7)	(0.17)%		0.55%		0.73%		(1.30)%	(2.97)%	(2.88	)% (5)
Portfolio Turnover Rate (4)(8)	0%		0%		0%		0%	0%	9%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(5)	Includes 0.01% for the year ended March 31, 2021 attributable to margin expense on short sales, which is not subject to waiver by the adviser.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Annualized for periods less than one year.

(8)	Not annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

AlphaCentric Premium Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2025		March 31,		March 31,	March 31,	March 31,	March 31,
Class I (HMXIX)	(Unaudited)		2025		2024	2023	2022	2021
Net asset value, beginning of period	$27.17		$28.04		$24.56	$25.67	$26.25	$23.46

Activity from investment operations:
Net investment income (loss) (1)	0.12		0.44		0.45	(0.07)	(0.52)	(0.48)
Net realized and unrealized gain (loss) on investments	3.57		(0.69)		3.03	(1.04)	1.21	3.85
Total from investment operations	3.69		(0.25)		3.48	(1.11)	0.69	3.37

Less distributions from:
Net investment income	—		(0.62)		—	—	—	—
Net realized gains	—		—		—	—	(1.27)	(0.58)
Total distributions	—		(0.62)		—	—	(1.27)	(0.58)

Net asset value, end of period	$30.86		$27.17		$28.04	$24.56	$25.67	$26.25
Total return (2)(8)	13.58	% (6)	(1.04	)% (6)	14.17%	(4.32)%	2.51%	14.43%
Net assets, at end of period (000s)	$35,717		$51,179		$68,207	$79,979	$167,686	$93,490

Ratio of gross expenses to average net assets before expense reimbursement (3)(7)	2.44%		2.26%		2.18%	2.12%	2.01%	2.06	% (5)
Ratio of net expenses to average net assets after expense reimbursement (7)	1.99%		1.99%		1.99%	1.99%	1.99%	2.00	% (5)
Ratio of net investment income (loss) to average net assets (7)	0.83%		1.55%		1.73%	(0.30)%	(1.97)%	(1.87	)% (5)
Portfolio Turnover Rate (4)(8)	0%		0%		0%	0%	0%	9%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(5)	Includes 0.01% for the year ended March 31, 2021 attributable to margin expense on short sales, which is not subject to waiver by the adviser.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Annualized for periods less than one year.

(8)	Not annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

AlphaCentric Robotics and Automation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	September 30, 2025		March 31,		March 31,		March 31,	March 31,	March 31,
Class A (GNXAX)	(Unaudited)		2025		2024		2023	2022	2021
Net asset value, beginning of period	$12.00		$12.26		$11.61		$13.99	$17.06	$9.63

Activity from investment operations:
Net investment income (loss) (1)	0.02		(0.06)		(0.04)		(0.02)	(0.14)	(0.14)
Net realized and unrealized gain (loss) on investments	6.73		(0.20)		0.69		(1.78)	(2.20)	7.57
Total from investment operations	6.75		(0.26)		0.65		(1.80)	(2.34)	7.43

Less distributions from:
Net realized gains	—		—		—		(0.58)	(0.73)	—
Total distributions	—		—		—		(0.58)	(0.73)	—

Net asset value, end of period	$18.75		$12.00		$12.26		$11.61	$13.99	$17.06
Total return (2)(8)	56.25	% (6)	(2.12	)% (6)	5.60%		(12.70)%	(14.41)%	77.15%
Net assets, at end of period (000s)	$2,272		$1,499		$2,988		$3,729	$5,853	$7,796

Ratio of gross expenses to average net assets before expense reimbursement (3)(7)	2.75%		2.84	% (5)	2.34	% (4)	2.31%	2.02%	2.10%
Ratio of net expenses to average net assets after expense reimbursement (7)	1.65%		1.76	% (5)	1.65	% (4)	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets (7)	0.32%		(0.43	)% (5)	(0.32	)% (4)	(0.20)%	(0.85)%	(0.96)%
Portfolio Turnover Rate (8)	45%		59%		54%		38%	73%	125%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(5)	Includes 0.11% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and custody overdraft fees which are not subject to waiver by the adviser.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Annualized for periods less than one year.

(8)	Not annualized for periods less than one year.

AlphaCentric Robotics and Automation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	September 30, 2025		March 31,		March 31,		March 31,	March 31,	March 31,
Class C (GNXCX)	(Unaudited)		2025		2024		2023	2022	2021
Net asset value, beginning of period	$11.27		$11.60		$11.07		$13.47	$16.57	$9.43

Activity from investment operations:
Net investment loss (1)	(0.03)		(0.15)		(0.11)		(0.10)	(0.26)	(0.24)
Net realized and unrealized gain (loss) on investments	6.30		(0.18)		0.64		(1.72)	(2.11)	7.38
Total from investment operations	6.27		(0.33)		0.53		(1.82)	(2.37)	7.14

Less distributions from:
Net realized gains	—		—		—		(0.58)	(0.73)	—
Total distributions	—		—		—		(0.58)	(0.73)	—

Net asset value, end of period	$17.54		$11.27		$11.60		$11.07	$13.47	$16.57
Total return (2)(8)	55.63	% (6)	(2.84	)% (6)	4.79%		(13.34)%	(15.03)%	75.72%
Net assets, at end of period (000s)	$585		$399		$536		$676	$1,258	$1,258

Ratio of gross expenses to average net assets before expense reimbursement (3)(7)	3.50%		3.59	% (5)	3.09	% (4)	3.06%	2.78%	2.85%
Ratio of net expenses to average net assets after expense reimbursement (7)	2.40%		2.51	% (5)	2.40	% (4)	2.40%	2.40%	2.40%
Ratio of net investment loss to average net assets (7)	(0.43)%		(1.18	)% (5)	(1.07	)% (4)	(0.96)%	(1.61)%	(1.71)%
Portfolio Turnover Rate (8)	45%		59%		54%		38%	73%	125%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(5)	Includes 0.11% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and custody overdraft fees which are not subject to waiver by the adviser.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Annualized for periods less than one year.

(8)	Not annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

AlphaCentric Robotics and Automation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	September 30, 2025		March 31,		March 31,		March 31,	March 31,	March 31,
Class I (GNXIX)	(Unaudited)		2025		2024		2023	2022	2021
Net asset value, beginning of period	$12.27		$12.50		$11.81		$14.17	$17.23	$9.71

Activity from investment operations:
Net investment income (loss) (1)	0.04		(0.02)		(0.01)		0.01 (4)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	6.88		(0.21)		0.70		(1.79)	(2.23)	7.62
Total from investment operations	6.92		(0.23)		0.69		(1.78)	(2.33)	7.52

Less distributions from:
Net realized gains	—		—		—		(0.58)	(0.73)	—
Total distributions	—		—		—		(0.58)	(0.73)	—

Net asset value, end of period	$19.19		$12.27		$12.50		$11.81	$14.17	$17.23
Total return (2)(9)	56.40	% (7)	(1.84	)% (7)	5.84	% (8)	(12.39)%	(14.21)%	77.45%
Net assets, at end of period (000s)	$18,452		$10,628		$23,092		$27,309	$32,289	$34,754

Ratio of gross expenses to average net assets before expense reimbursement (3)(8)	2.50%		2.59	% (6)	2.09	% (5)	2.06%	1.78%	1.85%
Ratio of net expenses to average net assets after expense reimbursement (8)	1.40%		1.51	% (6)	1.40	% (5)	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets (8)	0.57%		(0.18	)% (6)	(0.07	)% (5)	0.03%	(0.60)%	(0.70)%
Portfolio Turnover Rate (9)	45%		59%		54%		38%	73%	125%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Net investment income (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(5)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(6)	Includes 0.11% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and custody overdraft fees which are not subject to waiver by the adviser.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized for periods less than one year.

(9)	Not annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	September 30, 2025	March 31,	March 31,		March 31,	March 31,		March 31,
Class A (SYMAX)	(Unaudited)	2025	2024		2023	2022		2021
Net asset value, beginning of period	$11.97	$12.19	$11.30		$12.76	$11.46		$9.75

Activity from investment operations:
Net investment income (loss) (1)	0.07	0.17	0.19		0.08	(0.08)		(0.04)
Net realized and unrealized gain (loss) on investments	1.28	(0.39)	0.85		(0.43)	1.40		1.89
Total from investment operations	1.35	(0.22)	1.04		(0.35)	1.32		1.85

Less distributions from:
Net investment income	—	—	(0.15)		(0.98)	(0.02)		(0.14)
Net realized gains	—	—	—		(0.13)	—		—
Total distributions	—	—	(0.15)		(1.11)	(0.02)		(0.14)

Net asset value, end of period	$13.32	$11.97	$12.19		$11.30	$12.76		$11.46
Total return (2)(9)	11.28%	(1.80)%	9.28%		(2.86)%	11.57%		19.11%
Net assets, at end of period (000s)	$113	$104	$189		$858	$211		$1,016	(7)

Ratio of gross expenses to average net assets before expense reimbursement (3)(8)	2.21%	2.22%	2.17	% (6)	1.95%	2.38	% (5)	2.63	% (4)
Ratio of net expenses to average net assets after expense reimbursement (8)	1.85%	1.85%	1.85	% (6)	1.85%	2.01	% (5)	2.26	% (4)
Ratio of net investment income (loss) to average net assets (8)	1.16%	1.41%	1.63	% (6)	0.65%	(0.54	)% (5)	(0.45	)% (4)
Portfolio Turnover Rate (9)	327%	299%	329%		362%	189%		121%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Includes 0.02% for the year ended March 31, 2021 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(5)	Includes 0.02% for the year ended March 31, 2022 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(6)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(7)	Actual net assets, not truncated.

(8)	Annualized for periods less than one year.

(9)	Not annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	September 30, 2025	March 31,	March 31,		March 31,	March 31,		March 31,
Class C (SYMCX)	(Unaudited)	2025	2024		2023	2022		2021
Net asset value, beginning of period	$11.64	$11.94	$11.11		$12.63	$11.42		$9.75

Activity from investment operations:
Net investment income (loss) (1)	0.03	0.08	0.11		0.01	(0.15)		(0.12)
Net realized and unrealized gain (loss) on investments	1.24	(0.38)	0.82		(0.44)	1.36		1.88
Total from investment operations	1.27	(0.30)	0.93		(0.43)	1.21		1.76

Less distributions from:
Net investment income	—	—	(0.10)		(0.96)	—		(0.09)
Net realized gains	—	—	—		(0.13)	—		—
Total distributions	—	—	(0.10)		(1.09)	—		(0.09)

Net asset value, end of period	$12.91	$11.64	$11.94		$11.11	$12.63		$11.42
Total return (2)(9)	10.91%	(2.51)%	8.46%		(3.53)%	10.60%		18.10%
Net assets, at end of period (000s)	$473	$545	$739		$954	$9		$1,013	(7)

Ratio of gross expenses to average net assets before expense reimbursement (3)(8)	2.96%	2.97%	2.92	% (6)	2.70%	3.12	% (5)	3.37	% (4)
Ratio of net expenses to average net assets after expense reimbursement (8)	2.60%	2.60%	2.60	% (6)	2.60%	2.76	% (5)	3.01	% (4)
Ratio of net investment income (loss) to average net assets (8)	0.41%	0.66%	0.98	% (6)	0.06%	(1.29	)% (5)	(1.20	)% (4)
Portfolio Turnover Rate (9)	327%	299%	329%		362%	189%		121%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Includes 0.02% for the year ended March 31, 2021 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(5)	Includes 0.02% for the year ended March 31, 2022 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(6)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(7)	Actual net assets, not truncated.

(8)	Annualized for periods less than one year.

(9)	Not annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	September 30, 2025	March 31,	March 31,		March 31,	March 31,		March 31,
Class I (SYMIX)	(Unaudited)	2025	2024		2023	2022		2021
Net asset value, beginning of period	$11.95	$12.13	$11.30		$12.75	$11.44		$9.75

Activity from investment operations:
Net investment income (loss) (1)	0.09	0.20	0.23		0.08	(0.04)		(0.02)
Net realized and unrealized gain (loss) on investments	1.27	(0.38)	0.84		(0.40)	1.38		1.89
Total from investment operations	1.36	(0.18)	1.07		(0.32)	1.34		1.87

Less distributions from:
Net investment income	—	—	(0.24)		(1.00)	(0.03)		(0.18)
Net realized gains	—	—	—		(0.13)	—		—
Total distributions	—	—	(0.24)		(1.13)	(0.03)		(0.18)

Net asset value, end of period	$13.31	$11.95	$12.13		$11.30	$12.75		$11.44
Total return (2)(8)	11.38%	(1.48)%	9.57%		(2.65)%	11.74%		19.37%
Net assets, at end of period (000s)	$43,897	$40,023	$39,785		$48,961	$34,898		$36,619

Ratio of gross expenses to average net assets before expense reimbursement (3)(7)	1.96%	1.97%	1.92	% (6)	1.70%	2.12	% (5)	2.38	% (4)
Ratio of net expenses to average net assets after expense reimbursement (7)	1.60%	1.60%	1.60	% (6)	1.60%	1.76	% (5)	2.01	% (4)
Ratio of net investment income (loss) to average net assets (7)	1.41%	1.66%	1.98	% (6)	0.71%	(0.29	)% (5)	(0.21	)% (4)
Portfolio Turnover Rate (8)	327%	299%	329%		362%	189%		121%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Includes 0.02% for the year ended March 31, 2021 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(5)	Includes 0.02% for the year ended March 31, 2022 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(6)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(7)	Annualized for periods less than one year.

(8)	Not annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

AlphaCentric Life Sciences and Healthcare Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	September 30, 2025	March 31,		March 31,	March 31,		March 31,		March 31,
Class A (LYFAX)	(Unaudited)	2025		2024	2023		2022		2021
Net asset value, beginning of period	$12.90	$12.73		$13.18	$13.38		$15.56		$9.55

Activity from investment operations:
Net investment loss (1)	(0.02)	(0.06)		(0.08)	(0.09)		(0.21)		(0.19)
Net realized and unrealized gain (loss) on investments	0.62	0.48		(0.03)	0.44		(0.32)		6.55
Total from investment operations	0.60	0.42		(0.11)	0.35		(0.53)		6.36

Less distributions from:
Net investment income	—	(0.25)		—	—		(0.07)		—
Net realized gains	—	—		(0.34)	(0.55)		(1.58)		(0.35)
Total distributions	—	(0.25)		(0.34)	(0.55)		(1.65)		(0.35)

Net asset value, end of period	$13.50	$12.90		$12.73	$13.18		$13.38		$15.56
Total return (2)(9)	4.65%	3.30%		(0.79)%	3.00%		(2.74)%		66.70%
Net assets, at end of period (000s)	$4,088	$5,143		$6,622	$3,786		$1,815		$1,300

Ratio of gross expenses to average net assets before expense reimbursement (3)(8)	2.46%	2.12	% (7)	1.90%	2.00	% (6)	2.11	% (5)	2.78	% (4)
Ratio of net expenses to average net assets after expense reimbursement (8)	1.65%	1.70	% (7)	1.65%	1.65	% (6)	1.66	% (5)	1.66	% (4)
Ratio of net investment loss to average net assets (8)	(0.33)%	(0.54	)% (7)	(0.62)%	(0.71	)% (6)	(1.46	)% (5)	(1.21	)% (4)
Portfolio Turnover Rate (9)	85%	164%		134%	142%		167%		141%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Includes 0.01% for the year ended March 31, 2021 attributable to extraordinary expenses which are not subject to waiver by the adviser.

(5)	Includes 0.01% for the year ended March 31, 2022 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(6)	Includes 0.00% for the year ended March 31, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(7)	Includes 0.05% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(8)	Annualized for periods less than one year.

(9)	Not annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

AlphaCentric Life Sciences and Healthcare Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	September 30, 2025	March 31,		March 31,	March 31,		March 31,		March 31,
Class C (LYFCX)	(Unaudited)	2025		2024	2023		2022		2021
Net asset value, beginning of period	$12.64	$12.47		$13.01	$13.31		$15.53		$9.55

Activity from investment operations:
Net investment loss (1)	(0.07)	(0.15)		(0.16)	(0.18)		(0.32)		(0.32)
Net realized and unrealized gain (loss) on investments	0.60	0.46		(0.04)	0.43		(0.32)		6.65
Total from investment operations	0.53	0.31		(0.20)	0.25		(0.64)		6.33

Less distributions from:
Net investment income	—	(0.14)		—	—		—		—
Net realized gains	—	—		(0.34)	(0.55)		(1.58)		(0.35)
Total distributions	—	(0.14)		(0.34)	(0.55)		(1.58)		(0.35)

Net asset value, end of period	$13.17	$12.64		$12.47	$13.01		$13.31		$15.53
Total return (2)(9)	4.19%	2.51%		(1.50)%	2.26%		(3.54)%		66.38%
Net assets, at end of period (000s)	$1,790	$1,795		$2,157	$709		$302		$215

Ratio of gross expenses to average net assets before expense reimbursement (3)(8)	3.21%	2.87	% (7)	2.65%	2.75	% (6)	2.86	% (5)	3.53	% (4)
Ratio of net expenses to average net assets after expense reimbursement (8)	2.40%	2.45	% (7)	2.40%	2.40	% (6)	2.41	% (5)	2.41	% (4)
Ratio of net investment loss to average net assets (8)	(1.08)%	(1.29	)% (7)	(1.30)%	(1.49	)% (6)	(2.21	)% (5)	(1.96	)% (4)
Portfolio Turnover Rate (9)	85%	164%		134%	142%		167%		141%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Includes 0.01% for the year ended March 31, 2021 attributable to extraordinary expenses which are not subject to waiver by the adviser.

(5)	Includes 0.01% for the year ended March 31, 2022 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(6)	Includes 0.00% for the year ended March 31, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(7)	Includes 0.05% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(8)	Annualized for periods less than one year.

(9)	Not annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

AlphaCentric Life Sciences and Healthcare Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	September 30, 2025	March 31,		March 31,	March 31,		March 31,		March 31,
Class I (LYFIX)	(Unaudited)	2025		2024	2023		2022		2021
Net asset value, beginning of period	$13.00	$12.83		$13.25	$13.42		$15.59		$9.55

Activity from investment operations:
Net investment loss (1)	(0.01)	(0.04)		(0.06)	(0.06)		(0.18)		(0.14)
Net realized and unrealized gain (loss) on investments	0.63	0.49		(0.02)	0.44		(0.31)		6.53
Total from investment operations	0.62	0.45		(0.08)	0.38		(0.49)		6.39

Less distributions from:
Net investment income	—	(0.28)		—	—		(0.10)		(0.00	) (10)
Net realized gains	—	—		(0.34)	(0.55)		(1.58)		(0.35)
Total distributions	—	(0.28)		(0.34)	(0.55)		(1.68)		(0.35)

Net asset value, end of period	$13.62	$13.00		$12.83	$13.25		$13.42		$15.59
Total return (2)(9)	4.77%	3.54%		(0.56)%	3.22%		(2.47)%		67.02%
Net assets, at end of period (000s)	$28,905	$37,239		$94,358	$75,021		$29,483		$26,404

Ratio of gross expenses to average net assets before expense reimbursement (3)(8)	2.21%	1.87	% (7)	1.65%	1.75	% (6)	1.86	% (5)	2.53	% (4)
Ratio of net expenses to average net assets after expense reimbursement (8)	1.40%	1.45	% (7)	1.40%	1.40	% (6)	1.41	% (5)	1.41	% (4)
Ratio of net investment loss to average net assets (8)	(0.08)%	(0.29	)% (7)	(0.40)%	(0.47	)% (6)	(1.21	)% (5)	(0.96	)% (4)
Portfolio Turnover Rate (9)	85%	164%		134%	142%		167%		141%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Includes 0.01% for the year ended March 31, 2021 attributable to extraordinary expenses which are not subject to waiver by the adviser.

(5)	Includes 0.01% for the year ended March 31, 2022 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(6)	Includes 0.00% for the year ended March 31, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(7)	Includes 0.05% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(8)	Annualized for periods less than one year.

(9)	Not annualized for periods less than one year.

(10)	Less than $0.01

See accompanying notes to consolidated financial statements.

AlphaCentric Real Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended	Year Ended		Year Ended	Period Ended
	September 30, 2025	March 31,	March 31,		March 31,	March 31,
Class A (SIIAX)	(Unaudited)	2025	2024		2023	2022 (1)
Net asset value, beginning of period	$16.26	$16.38	$14.86		$17.67	$18.48

Activity from investment operations:
Net investment income (2)	0.35	0.78	0.83		0.70	0.40
Net realized and unrealized gain (loss) on investments	0.31	0.14	1.73		(2.54)	(0.38	) (6)
Total from investment operations	0.66	0.92	2.56		(1.84)	0.02

Less distributions from:
Net investment income	(0.52)	(1.04)	(1.04)		(0.75)	(0.55)
Net realized gains	—	—	—		—	(0.18)
Return of capital	—	—	—		(0.22)	(0.10)
Total distributions	(0.52)	(1.04)	(1.04)		(0.97)	(0.83)

Net asset value, end of period	$16.40	$16.26	$16.38		$14.86	$17.67
Total return (3)(10)	4.14%	5.69%	17.77%		(10.58)%	0.02%
Net assets, at end of period (000s)	$2,628	$2,434	$1,257		$467	$246

Ratio of gross expenses to average net assets before expense reimbursement (4)(5)(9)	2.46%	2.41%	2.27	% (8)	2.37%	2.37	% (7)
Ratio of net expenses to average net assets after expense reimbursement (5)(9)	1.74%	1.74%	1.74	% (8)	1.74%	1.75	% (7)
Ratio of net investment income to average net assets (5)(9)	4.33%	4.58%	5.21	% (8)	4.42%	2.64	% (7)
Portfolio Turnover Rate (10)	105%	144%	44%		22%	20%

(1)	The AlphaCentric Real Income Fund Class A commenced operations on May 28, 2021.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	The amount of net realized and unrealized gain (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the period.

(7)	Includes 0.01% for the period ended March 31, 2022 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(8)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(9)	Annualized for periods less than one year.

(10)	Not annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

AlphaCentric Real Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended	Year Ended		Year Ended	Period Ended
	September 30, 2025	March 31,	March 31,		March 31,	March 31,
Class C (SIICX)	(Unaudited)	2025	2024		2023	2022 (1)
Net asset value, beginning of period	$16.22	$16.34	$14.83		$17.64	$18.48

Activity from investment operations:
Net investment income (2)	0.29	0.64	0.68		0.51	0.21
Net realized and unrealized gain (loss) on investments	0.31	0.16	1.76		(2.47)	(0.31	) (6)
Total from investment operations	0.60	0.80	2.44		(1.96)	(0.10)

Less distributions from:
Net investment income	(0.46)	(0.92)	(0.93)		(0.65)	(0.47)
Net realized gains	—	—	—		—	(0.18)
Return of capital	—	—	—		(0.20)	(0.09)
Total distributions	(0.46)	(0.92)	(0.93)		(0.85)	(0.74)

Net asset value, end of period	$16.36	$16.22	$16.34		$14.83	$17.64
Total return (3)(10)	3.77%	4.93%	16.88%		(11.24)%	(0.61)%
Net assets, at end of period (000s)	$2,170	$2,309	$1,850		$983	$563

Ratio of gross expenses to average net assets before expense reimbursement (4)(5)(9)	3.21%	3.16%	3.02	% (8)	3.12%	3.12	% (7)
Ratio of net expenses to average net assets after expense reimbursement (5)(9)	2.49%	2.49%	2.49	% (8)	2.49%	2.50	% (7)
Ratio of net investment income to average net assets (5)(9)	3.58%	3.83%	4.35	% (8)	3.26%	1.41	% (7)
Portfolio Turnover Rate (10)	105%	144%	44%		22%	20%

(1)	The AlphaCentric Real Income Fund Class C commenced operations on May 28, 2021.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	The amount of net realized and unrealized gain (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the period.

(7)	Includes 0.01% for the period ended March 31, 2022 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(8)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(9)	Annualized for periods less than one year.

(10)	Not annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

AlphaCentric Real Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended	Year Ended		Year Ended	Period Ended
	September 30, 2025	March 31,	March 31,		March 31,	March 31,
Class I (SIIIX)	(Unaudited)	2025	2024		2023	2022 (1)
Net asset value, beginning of period	$16.30	$16.41	$14.89		$17.69	$18.48

Activity from investment operations:
Net investment income (2)	0.37	0.80	0.83		0.62	0.35
Net realized and unrealized gain (loss) on investments	0.32	0.17	1.77		(2.42)	(0.29	) (6)
Total from investment operations	0.69	0.97	2.60		(1.80)	0.06

Less distributions from:
Net investment income	(0.54)	(1.08)	(1.08)		(0.77)	(0.56)
Net realized gains	—	—	—		—	(0.18)
Return of capital	—	—	—		(0.23)	(0.11)
Total distributions	(0.54)	(1.08)	(1.08)		(1.00)	(0.85)

Net asset value, end of period	$16.45	$16.30	$16.41		$14.89	$17.69
Total return (3)(10)	4.32%	5.99%	18.00%		(10.29)%	0.23%
Net assets, at end of period (000s)	$41,269	$44,287	$53,708		$46,511	$45,539

Ratio of gross expenses to average net assets before expense reimbursement (4)(5)(9)	2.21%	2.16%	2.02	% (8)	2.12%	2.12	% (7)
Ratio of net expenses to average net assets after expense reimbursement (5)(9)	1.49%	1.49%	1.49	% (8)	1.49%	1.50	% (7)
Ratio of net investment income to average net assets (5)(9)	4.58%	4.83%	5.30	% (8)	3.91%	2.25	% (7)
Portfolio Turnover Rate (10)	105%	144%	44%		22%	20%

(1)	The AlphaCentric Real Income Fund Class I commenced operations on August 1, 2011 and financial highlights above does not include performance prior to May 28, 2021 when Class I shares were previously shares of a private fund.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	The amount of net realized and unrealized gain (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the period.

(7)	Includes 0.01% for the period ended March 31, 2022 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(8)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(9)	Annualized for periods less than one year.

(10)	Not annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
September 30, 2025

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”) was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of thirty-four series. These financial statements include the following series: AlphaCentric Income Opportunities Fund, AlphaCentric Premium Opportunity Fund, AlphaCentric Robotics and Automation Fund, AlphaCentric Symmetry Strategy Fund, AlphaCentric Life Sciences and Healthcare Fund and AlphaCentric Real Income Fund. Each series is individually referred to as a “Fund” or collectively as the “Funds” throughout these financial statements. Each Fund is a diversified series of the Trust. The Funds’ investment adviser is AlphaCentric Advisors, LLC (the “Adviser” or “AlphaCentric”).

AlphaCentric Income Opportunities Fund (“AIOF”) commenced operations on May 28, 2015. AIOF’s investment objective is current income. The Fund’s sub-advisor is Garrison Point Capital, LLC.

AlphaCentric Premium Opportunity Fund (“APOF”) commenced operations on September 30, 2016. The predecessor fund of APOF Class I commenced operations on August 31, 2011, as a private investment fund. APOF’s investment objective is to achieve long-term capital appreciation.

AlphaCentric Robotics and Automation Fund (“ARAF”) commenced operations on May 31, 2017. ARAF’s investment objective is long-term capital appreciation. The Fund’s sub-advisor is Contego Capital Group, Inc.

AlphaCentric Symmetry Strategy Fund (“ASSF”) Class A and C commenced operations on August 8, 2019, and Class I commenced operations on September 1, 2014. ASSF’s investment objective is capital appreciation. The Fund’s sub-advisor is Mount Lucas Management LP.

AlphaCentric Life Sciences and Healthcare Fund (“ALSHF”) commenced operations on November 29, 2019. ALSHF’s investment objective is long-term capital appreciation. The Fund’s sub-advisor is Kennedy Capital Management LLC.

AlphaCentric Real Income Fund (“ARIF”) commenced operations on May 28, 2021. ARIF’s investment objective is total return through current income and capital appreciation. The Fund’s sub-advisor is CrossingBridge Advisors, LLC.

Each Fund offers three classes of shares, Class A, Class C and Class I. Each share class represents an interest in the same assets of the respective Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 - Financial Services – Investment Companies including FASB Accounting Standards Update (“ASU”) 2013-08.

a)      Operating Segments – The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

b)      Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering,

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2025

frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represent fair value. Credit default swaps are valued by a pricing agent covering the specific type of swap. Certain credit default swaps (“CDS”) and credit indices are valued independently by Markit; or if no valuation is available from a pricing agent, at the price received from the broker-dealer/counterparty that issued the swap. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap.

Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the net asset value (“NAV”) is determined will be valued using alternative market prices provided by a pricing service.

In certain circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Board has designated the Adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Valuation Designee if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of September 30, 2025 for the Funds’ assets and liabilities measured at fair value:

AIOF

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$5,049,700	$—	$—	$5,049,700
Exchange Traded Fund	2,473,900	—	—	2,473,900
Non-Agency Residential Mortgage Backed Securities	—	239,641,426	—	239,641,426
Short-Term Investment	443,244	—	—	443,244
Total	$7,966,844	$239,641,426	$—	$247,608,270

APOF

Assets

		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Short-Term Investments	$28,096,075	$—	$—	$28,096,075
Call Options Purchased	2,822,700	—	—	2,822,700
Put Options Purchased	252,937	—	—	252,937
Unrealized Appreciation on Open Futures Contracts	63,212	—	—	63,212
Total	$31,234,924	$—	$—	$31,234,924

Liabilities

		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Call Options Written	$1,375,597	$—	$—	$1,375,597
Put Options Written	410,625	—	—	410,625
Total	$1,786,222	$—	$—	$1,786,222

ARAF

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$20,324,446	$—	$—	$20,324,446
Exchange-Traded Fund	109,155	—	—	109,155
Investment Purchased as Securities Lending Collateral (b)	—	—	—	7,548,508
Money Market Fund	585,931	—	—	585,931
Total	$21,019,532	$—	$—	$28,568,040

ASSF

Assets

		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$13,254,004	$—	$—	$13,254,004
Exchange-Traded Funds	15,393,918	—	—	15,393,918
U.S. Government & Agencies	—	5,478,451	—	5,478,451
Short-Term Investment	6,907,427	—	—	6,907,427
Unrealized Appreciation on Open Futures Contracts	1,414,358	—	—	1,414,358
Unrealized Appreciation on Swap Contracts	—	14,623	—	14,623
Total	$36,969,707	$5,493,074	$—	$42,462,781

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2025

ASSF (continued)

Liabilities

		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Unrealized Depreciation on Open Futures Contracts	$324,524	$—	$—	$324,524
Unrealized Depreciation on Swap Contracts	—	416	—	416
Total	$324,524	$416	$—	$324,940

ALSHF

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$33,700,820	$—	$—	$33,700,820
Short-Term Investments	1,198,846	—	—	1,198,846
Total	$34,899,666	$—	$—	$34,899,666

ARIF

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$14,045,019	$—	$—	$14,045,019
Exchange-Traded Fund	242,700	—	—	242,700
Preferred Stocks	3,364,648	—	—	3,364,648
Asset Backed Securities	—	12,922,524	—	12,922,524
Collateralized Mortgage Obligations	—	193,930	—	193,930
Convertible Bonds	—	1,137,200	—	1,137,200
Corporate Bonds	—	10,449,280	—	10,449,280
Term Loans	—	1,020,243	—	1,020,243
U.S. Government & Agencies	—	443,767	—	443,767
Short-Term Investment	2,384,407	—	—	2,384,407
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	19,763	—	19,763
Total	$20,036,774	$26,186,707	$—	$46,223,481

(a)	All ETFs held in the Fund are Level 1 securities. For a detailed break-out of ETFs by major index classification, please refer to the Schedules of Investments.

(b)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

+	See Schedules of Investments for industry classification.

*	Derivative instruments include cumulative net unrealized appreciation (depreciation) on swaps, forwards and futures contracts open as of September 30, 2025.

Forward Foreign Currency Contracts - As foreign securities are purchased, a Fund generally enters into forward foreign currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign currency contracts are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency contracts in the Statements of Operations. For the six months ended September 30, 2025 only ARIF invested in forward foreign currency contracts.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2025

securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For the six months ended September 30, 2025, APOF and ASSF invested in futures contracts.

Swap Agreements – The Funds that invest in swaps are subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing their investment objective. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre -determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Periodic payments and receipts and liquidation payments received or made at the termination of the swap agreement are recorded as realized gains or losses on the Statements of Operations. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. For the six months ended September 30, 2025, only ASSF invested in credit default swap contracts.

Accounting for Options - The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options). For the six months ended September 30, 2025, only APOF invested in options.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2025

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at September 30, 2025 was as follows:

				Fair value of
Fund	Derivative	Risk Type	Location of derivatives on Statement of Assets and Liabilities	asset/liability derivatives
APOF
	Future Contracts	Equity	Unrealized appreciation on open futures contracts	$63,212
			Total	$63,212

	Options Purchased	Equity	Investments, At Value	3,075,637
			Total	$3,075,637

	Options Written	Equity	Options Written	1,786,222
			Total	$1,786,222

			Location of derivatives on Statement of Assets and Liabilities	Fair value of
Fund	Derivative	Risk Type	(Consolidated)	asset/liability derivatives
ASSF
	Credit Default Swap Contracts	Credit	Unrealized appreciation on swap contracts	$14,623
	Credit Default Swap Contracts	Credit	Unrealized depreciation on swap contracts	(416)
			Total	$14,207

	Future Contracts	Commodity	Unrealized appreciation on open futures contracts	$893,531
		Currency	Unrealized appreciation on open futures contracts	87,430
		Equity	Unrealized appreciation on open futures contracts	72,182
		Interest	Unrealized appreciation on open futures contracts	361,215
	Future Contracts	Commodity	Unrealized depreciation on open futures contracts	(176,832)
		Currency	Unrealized depreciation on open futures contracts	(42,802)
		Equity	Unrealized depreciation on open futures contracts	(4,580)
		Interest	Unrealized depreciation on open futures contracts	(100,310)
			Total	$1,089,834

				Fair value of
Fund	Derivative	Risk Type	Location of derivatives on Statement of Assets and Liabilities	asset/liability derivatives
ARIF
	Forward Foreign Currency Exchange Contracts	Currency	Unrealized appreciation on
			forward foreign currency exchange contracts	$19,763
			Total	$19,763

The effect of derivative instruments on the Statements of Operations for the six months ended September 30, 2025 were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
APOF
	Future Contracts	Equity	Net realized gain (loss) from Futures Contracts	$(684,055)
	Future Contracts	Equity	Net change in unrealized appreciation (depreciation) on
			Futures Contracts	120,584
			Total	$(563,471)

	Options Purchased	Equity	Net realized gain (loss) from Investments	$8,684,302
	Options Purchased	Equity	Net change in unrealized appreciation (depreciation) on
			Investments	(241,880)
			Total	$8,442,422

	Options Written	Equity	Net realized gain (loss) from Options Written	$(3,487,793)
	Options Written	Equity	Net change in unrealized appreciation (depreciation) on
			Options Written	(7,185)
			Total	$(3,494,978)

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2025

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives (Consolidated)	gain (loss) on derivatives
ASSF
	Credit Default Swap Contracts	Credit	Net realized gain (loss) from Swap Contracts	$28,698
	Credit Default Swap Contracts	Credit	Net change in unrealized appreciation (depreciation) on
			Swap Contracts	22,418
			Total	$51,116

	Future Contracts	Commodity	Net realized gain (loss) from Futures Contracts	$591,301
		Currency	Net realized gain (loss) from Futures Contracts	(46,545)
		Equity	Net realized gain (loss) from Futures Contracts	82,892
		Interest	Net realized gain (loss) from Futures Contracts	(275,110)
			Total	$352,538

	Future Contracts	Commodity	Net change in unrealized appreciation (depreciation) on
			Futures Contracts	$444,021
		Currency	Net change in unrealized appreciation (depreciation) on
			Futures Contracts	(16,514)
		Equity	Net change in unrealized appreciation (depreciation) on
			Futures Contracts	62,862
		Interest	Net change in unrealized appreciation (depreciation) on
			Futures Contracts	(324,586)
			Total	$165,783

			Total	$518,321

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
ARIF
	Forward Foreign Currency Exchange Contracts	Currency	Net change in unrealized appreciation (depreciation) on
			forward foreign currency exchange contracts	$39,172
			Totals	$39,172

During the six months ended September 30, 2025, APOF was subject to a master netting arrangement for the futures. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2025.

APOF

Gross Amounts of Assets and Liabilities Not Offset in
the Statement of Assets and Liabilities
		Gross Amounts	Gross Amounts
		Recognized in	Offset in the	Net Amounts
		the Statements	Statements of	Presented in the
		of Assets and	Assets and	Statements of Assets	Financial	Cash Collateral
Assets:	Counterparty	Liabilities	Liabilities	and Liabilities	Instruments	Pledged/Received (1)	Net Amount
Futures Contracts	StoneX Financial Inc.	$63,212	$—	$63,212	$—	$—	$63,212
Total		$63,212	$—	$63,212	$—	$—	$63,212	(2)

(1)	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

(2)	Total reflects net amount offset with StoneX Financial Inc.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2025

During the six months ended September 30, 2025, ASSF was subject to a master netting arrangement for the futures and swaps. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2025.

ASSF

					Gross Amounts of Assets and Liabilities Not Offset in
					the Consolidated Statement of Assets and Liabilities
		Gross Amounts
		Recognized in	Gross Amounts
		the	Offset in the	Net Amounts
		Consolidated	Consolidated	Presented in the
		Statements of	Statements of	Consolidated
		Assets and	Assets and	Statements of Assets	Financial	Cash Collateral
Assets:	Counterparty	Liabilities	Liabilities	and Liabilities	Instruments	Pledged/Received (1)	Net Amount
Futures Contracts	Societe Generale	$1,414,358	$—	$1,414,358	$(324,524)	$—	$1,089,834
Swap Contracts	Societe Generale	14,623	—	14,623	(416)	—	14,207
Total		$1,428,981	$—	$1,428,981	$(324,940)	$—	$1,104,041	(2)

Liabilities:
Futures Contracts	Societe Generale	$324,524	$—	$324,524	$(324,524)	$—	$—
Swap Contracts	Societe Generale	416	—	416	(416)	—	—
Total		$324,940	$—	$324,940	$(324,940)	$—	$—	(2)

(1)	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

(2)	Total reflects net amount offset with Societe Generale.

During the six months ended September 30, 2025, ARIF was subject to a master netting arrangement for the forward foreign currency contracts. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2025.

ARIF

					Gross Amounts of Assets and liabilities Presented in
					the Statement of Assets and Liabilities
		Gross Amounts	Gross Amounts
		Recognized in	Offset in the	Net Amounts
		the Statements	Statements of	Presented in the
		of Assets and	Assets and	Statements of Assets	Financial	Cash Collateral
Assets:	Counterparty	Liabilities	Liabilities	and Liabilities	Instruments	Pledged/Received (1)	Net Amount
Forward Foreign Currency Exchange Contracts	US Bank	$3,060,959	$—	$3,060,959	$(3,041,196)	$—	$19,763
Total		$3,060,959	$—	$3,060,959	$(3,041,196)	$—	$—

Liabilities:
Forward Foreign Currency Exchange Contracts	US Bank	$3,041,196	$—	$3,041,196	$(3,041,196)	$—	$—
Total		$3,041,196	$—	$3,041,196	$(3,041,196)	$—	$—

(1)	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

(2)	Total reflects net amount offset with US Bank.

The value of derivative instruments outstanding as of September 30, 2025 as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the six months ended September 30, 2025, as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the APOF, ASSF and ARIF.

c)        Federal Income Tax - The Funds qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

During the six months ended September 30, 2025, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations as incurred. As of March 31, 2025, the Funds did not incur any interest or penalties. The Trust’s officers have analyzed the Fund’s tax positions and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended March 31, 2023 to March 31, 2024, or expected to be taken in the Funds’ March 31, 2025 year-end tax returns.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2025

d)        Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually for APOF, ARAF, ASSF and ALSHF. AIOF and ARIF make monthly dividend distributions from net investment income. Distributable net realized gains, if any, are declared and distributed annually.

e)        Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)        Other - Investment and shareholder transactions are recorded on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities utilizing the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes and capital gains on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

g)        Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

h)       Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)        Sales charges (loads) - A maximum sales charge of 5.75% is imposed on Class A shares of the APOF, ARAF, ASSF, and ALSHF. A maximum sales charge of 4.75% is imposed on Class A shares of AIOF and ARIF. Investments in Class A shares in all Funds made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the six months ended September 30, 2025, there were $0 CDSC fees paid.

j)        Short Sales - The Funds may sell securities short. A short sale is a transaction in which the Funds sell securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Funds must arrange through a broker to borrow the securities and, in so doing, the Funds become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Funds will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Funds purchased the securities to replace the borrowed securities that have been sold.

k)        Cash and Cash Equivalents – The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Consolidation of Subsidiaries – ACSSF Fund Limited (“ASSF-CFC”) - The Consolidated Financial Statements of ASSF include the accounts of ASSF-CFC, which is a wholly-owned and controlled foreign subsidiary. ASSF consolidates the results of subsidiaries in which ASSF holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, ASSF may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as ASSF’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

ASSF may invest up to 25% of its total assets in ASSF-CFC, which acts as an investment vehicle in order to effect certain investments consistent with ASSF’s investment objectives and policies.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2025

A summary of ASSF’s investments in ASSF-CFC is as follows:

	Inception	ASSF-CFC’s
	Date of	Net Assets at	% of Net Assets at
	ASSF-CFC	September 30, 2025	September 30, 2025
ASSF-CFC	8/8/2019	$5,030,243	11.31%

ASSF-CFC utilizes commodity-based derivative products to facilitate ASSF’s pursuit of its investment objectives. In accordance with its investment objectives and through their exposure to the aforementioned commodity-based derivative products, ASSF may have increased or decreased exposure to one or more of the following risk factors defined below:

Taxation Risk - By investing in commodities indirectly through ASSF-CFC, ASSF obtains exposure to the commodities markets within the federal tax requirements that apply to ASSF.

For tax purposes, ASSF-CFC is an exempted Cayman investment company. ASSF-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, ASSF-CFC is a controlled foreign corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, ASSF-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the ASSF’s investment company taxable income.

(2)	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2025, aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
AIOF	$24,186,280	$29,058,165
APOF	$—	$—
ARAF	$8,113,475	$7,093,201
ASSF	$90,095,443	$91,927,506
ALSHF	$29,794,152	$40,356,997
ARIF	$47,439,053	$50,567,262

(3)	INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AlphaCentric acts as investment adviser to the Funds pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) with the Trust. Under the terms of the Advisory Agreement, the Adviser directs the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The investment sub-advisers have day-to-day responsibility over the relevant Fund’s portfolios. The Adviser provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment advisory services, the Funds pay to the Adviser, as of the last day of each month, an annualized fee detailed in the table below. Such fees are computed daily based upon daily average net assets of the respective Fund. The Adviser pays expenses incurred by it in connection with acting as investment adviser to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Advisory Agreement).

The Adviser and the Trust, with respect to the Funds, have entered into Expense Limitation Agreements (the “Limitation”), approved annually, under which the Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) that do not exceed the expense limitation shown in the table below, which is based on each Fund’s average daily net assets.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2025

		Expense Limitation
							Advisory Fees
	Advisory						Waived/ Expenses
Fund	Agreement	Class A	Class C	Class I	Expires	Total Advisory fee	Reimbursed
AIOF	1.30%	1.74%	2.49%	1.49%	July 31, 2026	$1,583,403	$183,860
APOF	1.75%	2.24%	2.99%	1.99%	July 31, 2026	356,337	91,048
ARAF	1.25%	1.65%	2.40%	1.40%	July 31, 2026	100,755	89,148
ASSF	1.35%	1.85%	2.60%	1.60%	July 31, 2026	281,688	75,993
ALSHF	1.25%	1.65%	2.40%	1.40%	July 31, 2026	226,049	146,424
ARIF	1.50%	1.74%	2.49%	1.49%	July 31, 2026	373,840	178,205

For the six months ended September 30, 2025, the Adviser waived advisory fees and reimbursed expenses. The Adviser may recapture a portion of the waived and/or reimbursed amounts. The Adviser may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver and the Limitation in effect at the time of recoupment, no later than the dates as stated below:

Fund	2026	2027	2028
AIOF	$3,130,818	$686,763	$297,138
APOF	164,482	153,036	177,009
ARAF	211,574	199,793	168,912
ASSF	48,215	138,723	150,163
ALSHF	165,498	245,808	314,249
ARIF	287,380	296,073	372,528

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), an affiliate of the Adviser, MFund provides the Funds with various management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Adviser): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out of pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration/management services fees.”

Pursuant to the Compliance Services Agreement, MFund provides chief compliance officer services to the Funds (the “Compliance Services Agreement”). For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 for each additional fund; $400 for the Adviser and each sub-adviser; and .0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

A trustee of the Trust is also the controlling member of MFund, the Adviser and Catalyst Capital Advisors, LLC (an investment adviser to other series of the Trust) and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act (the “Independent Trustees”), are paid a quarterly retainer and receive compensation for each special board meeting and risk and compliance committee meeting. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust to which the meeting relates. The Lead Independent Trustee of the Trust and the Chairmen of the Trust’s Audit Committee and Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each trustee and officer for his or her travel and other expenses related to attendance at such meetings.

Ultimus Fund Solutions, LLC (“UFS”) provides financial administration, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Certain officers of the Trust are also employees of UFS and MFund, and are not paid any fees directly by the Trust for serving in such capacity.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2025

The Trust has adopted a Master Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (“NLD”) and the Adviser for distribution related expenses. Brokers may receive a 1.00% commission from NLD for the sale of Class C shares.

For the six months ended September 30, 2025, the Distributor received the following in underwriter commissions from the sale of Class A shares of the Funds:

Fund	Underwriter Commissions
AIOF	$5,759
APOF	$1,435
ARAF	$10,112
ASSF	$—
ALSHF	$3,239
ARIF	$—

(4)	CREDIT FACILITY

Effective January 24, 2024, the trust amended the Revolving Credit Agreement and entered into a new revolving, uncommitted $100,000,000 line of credit with U.S. Bank National Association (the “2024 Revolving Credit Agreement”) that applies to all of the Funds, that expired on January 22, 2025. Borrowings under the 2024 Revolving Credit Agreement bear an interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the period January 24, 2024 through January 22, 2025, amounts outstanding to Funds under the credit facility at no time were permitted to exceed in the aggregate the lessor of (a) $100,000,000; (b) 15% gross market value of AIOF, APOF, ARAF, ASSF, ALSHF and ARIF; or (c) 33.33% of a Fund’s daily market value.

Effective January 22, 2025, the Trust amended the Revolving Credit Agreement and entered into a new revolving, uncommitted $75,000,000 line of credit with U.S. Bank National Association (the “2025 Revolving Credit Agreement”) that applies to all of the Funds, that is set to expire on January 21, 2026. Borrowings under the 2025 Revolving Credit Agreement bear an interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the period January 22, 2025 through September 30, 2025, amounts outstanding to Funds under the credit facility at no time were permitted to exceed in the aggregate the lesser of (a) $75,000,000; (b) 15% gross market value of AIOF, APOF, ASSF, ALSHF, and ARIF, and 10% gross market value and of ARAF; or (c) 33.33% of a Fund’s daily market value. ARAF, ASSF, ALSHF, and ARIF did not borrow during the six months ended September 30, 2025. For the six months ended September 30, 2025, amounts outstanding to AIOF and APOF were as follows:

	Periods the line of credit	Interest	Outstanding	Average	Average	Maximum	Maximum
Fund	was drawn on:	Expense	Borrowings	Borrowings	Borrowings Rate	Borrowings	Borrowings Rate
AIOF	4/4/2025-9/25/2025	$22,191	$—	$1,499,000	6.49%	$3,873,000	6.50%
APOF	6/9/2025-6/10/2025	16	—	$87,000	6.50%	$87,000	6.50%

(5)	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under section 2(a)(9) of the 1940 Act. As of September 30, 2025, Charles Schwab owned 40.4% of AIOF. National Financial Services LLC owned 51.2% of ARAF. Hartz Capital Investments LLC owned 69.1% of ASSF. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co. Inc., National Financial Services LLC and Hartz Capital Investments LLC are also owned beneficially.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2025

(6)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS TO CAPITAL

The tax character of fund distributions paid for the period ended March 31, 2025 (for the tax period-ended November 30, 2024 for the AlphaCentric Income Opportunities Fund) and March 31, 2024 (for the tax period-ended November 30, 2023 for the AlphaCentric Income Opportunities Fund) was as follows:

For the period ended March 31, 2025:

	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
AlphaCentric Income Opportunities Fund	$14,457,945	$—	$10,297,851	$—	$24,755,796
AlphaCentric Premium Opportunity Fund	1,377,961	—	—	—	1,377,961
AlphaCentric Robotics and Automation Fund	—	—	—	—	—
AlphaCentric Symmetry Strategy Fund	—	—	—	—	—
AlphaCentric Life Science and Healthcare Fund	1,154,717	—	—	—	1,154,717
AlphaCentric Real Income Fund	2,925,414	639,795	—	—	3,565,209

For the period ended March 31, 2024:

	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
AlphaCentric Income Opportunities Fund	$19,949,538	$—	$18,596,048	$—	$38,545,586
AlphaCentric Premium Opportunity Fund	—	—	—	—	—
AlphaCentric Robotics and Automation Fund	—	—	—	—	—
AlphaCentric Symmetry Strategy Fund	792,289	—	—	—	792,289
AlphaCentric Life Science and Healthcare Fund	2,693,130	—	—	—	2,693,130
AlphaCentric Real Income Fund	2,952,718	850,799	—	—	3,803,517

As of each Fund’s tax year-ended March 31, 2025 (for the tax period -ended November 30, 2024, for the AlphaCentric Income Opportunities Fund), the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
AlphaCentric Income Opportunities Fund	$—	$—	$—	$—	$(338,202,427)	$—	$63,421,662	$(274,780,765)
AlphaCentric Premium Opportunity Fund	—	1,003,698	—	(2,152,687)	(2,026,456)	—	(1,459)	(3,176,904)
AlphaCentric Robotics and Automation Fund	—	—	—	(26,996)	(658,438)	—	(1,282,570)	(1,968,004)
AlphaCentric Symmetry Strategy Fund	—	—	—	—	(2,137,307)	217,678	1,131,267	(788,362)
AlphaCentric Life Science and Healthcare Fund	—	615,362	—	—	(6,042,593)	—	(2,142,463)	(7,569,694)
AlphaCentric Real Income Fund	—	—	—	(643,722)	—	—	(816,965)	(1,460,687)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains, and unrealized appreciation(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open 1256 futures, options, swaps and passive foreign investment companies, adjustments for partnerships and the ASSF Fund’s wholly owned subsidiary.

The unrealized appreciation in the table above includes unrealized foreign currency gains (losses) of $(531), $(1,483) and $534 for AlphaCentric Robotics and Automation Fund, AlphaCentric Symmetry Strategy Fund, and AlphaCentric Real Income Fund, respectively.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
AlphaCentric Income Opportunities Fund	$—
AlphaCentric Premium Opportunity Fund	—
AlphaCentric Robotics and Automation Fund	26,996
AlphaCentric Symmetry Strategy Fund	—
AlphaCentric Life Science and Healthcare Fund	—
AlphaCentric Real Income Fund	97,293

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2025

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
AlphaCentric Income Opportunities Fund	$—
AlphaCentric Premium Opportunity Fund	2,152,687
AlphaCentric Robotics and Automation Fund	—
AlphaCentric Symmetry Strategy Fund	—
AlphaCentric Life Science and Healthcare Fund	—
AlphaCentric Real Income Fund	546,429

At March 31, 2025, the Funds (for the tax period-ended November 30, 2024, for the AlphaCentric Income Opportunities Fund) had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carry forwards utilized as follows:

Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
AlphaCentric Income Opportunities Fund	$338,202,427	$—	$338,202,427	$2,774,104
AlphaCentric Premium Opportunity Fund	796,343	1,230,113	2,026,456	998,122
AlphaCentric Robotics and Automation Fund	658,438	—	658,438	3,641,368
AlphaCentric Symmetry Strategy Fund	431,900	1,705,407	2,137,307	1,172,955
AlphaCentric Life Science and Healthcare Fund	—	6,042,593	6,042,593	—
AlphaCentric Real Income Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, distributions in excess, prior year true up adjustment, and the ASSF Fund’s wholly owned subsidiary, resulted in reclassifications for the Funds for the year ended March 31, 2025 as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings (Losses)
AlphaCentric Income Opportunities Fund	$—	$—
AlphaCentric Premium Opportunity Fund	—	—
AlphaCentric Robotics and Automation Fund	(1,406)	1,406
AlphaCentric Symmetry Strategy Fund	(727,574)	727,574
AlphaCentric Life Science and Healthcare Fund	—	—
AlphaCentric Real Income Fund	(166,744)	166,744

(7)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Tax Net Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation/
Portfolio	Tax purposes	Appreciation	Depreciation	(Depreciation)
AlphaCentric Income Opportunities Fund	$183,972,895	$71,340,271	$(7,704,896)	$63,635,375
AlphaCentric Premium Opportunity Fund	29,397,795	293,310	(305,615)	(12,305)
AlphaCentric Robotics and Automation Fund	23,291,911	6,963,529	(1,687,400)	5,276,129
AlphaCentric Symmetry Strategy Fund	39,057,828	3,375,888	(186,826)	3,189,062
AlphaCentric Life Sciences and Healthcare Fund	32,475,638	3,499,849	(1,075,821)	2,424,028
AlphaCentric Real Income Fund	46,589,347	1,228,114	(1,613,743)	(385,629)

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2025

(8)	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

APOF currently invests a significant portion of its assets in the First American Government Obligations Fund, Class X (“FXFXX”). APOF may redeem its investment in FXFXX at any time if the Adviser determines that it is in the best interest of APOF and its shareholders to do so. APOF’s performance will be directly affected by the performance of FXFXX. The financial statements of FXFXX, including the portfolio of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with APOF’s financial statements. As of September 30, 2025, APOF owns 71.0% of FXFXX.

(9)	UNDERLYING FUND RISK

The Funds in the normal course of business make investments in financial instruments and derivatives where the risk of potential loss exists due to changes in the market or failure or inability of the counterparty to a transaction to perform. See below for a detailed description of select principal risks.

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

Wholly-Owned Subsidiary Risk: ASSF-CFC is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which ASSF and ASSF-CFC, respectively, are organized, could result in the inability of ASSF and/or ASSF-CFC to operate as described in the Prospectus and could negatively affect ASSF and their shareholders. Your cost of investing in ASSF will be higher because you indirectly bear the expenses of ASSF-CFC.

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in high yield fixed-income securities (also known as “junk bonds”), which are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Swap Counterparty Credit Risk: The Funds are subject to credit risk on the amount the Funds expect to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges, clearinghouse, as counterparty, guarantees against default.

Commodity Risk: Investing in the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Exchanges Risk: A portion of the derivatives trades made by the Funds may take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2025

Fixed Income Risk: When the Funds invest in fixed income securities, the value of your investment in each will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Funds. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to each Fund and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. These risks could affect the value of a particular investment by each Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Futures and Forwards Contract Risk: For APOF and ASSF the successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Derivatives Risk: APOF, ASSF and ARIF may use derivatives (including options, futures, forwards, swaps and options on futures) to enhance returns or hedge against market declines. Each Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Options Risk: There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, APOF assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. If unhedged, the Fund’s written calls exposes it to potentially unlimited losses.

Market Risk: Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate-change or climate-related events; the spread of infectious illnesses or other public health issues; tariffs and trade wars; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

Please refer to each Fund’s prospectus for a full listing of risks associated with the investments.

(10)	SECURITIES LENDING

ARAF has entered into a Securities Lending Agreement with the US Bank NA (“US Bank”). ARAF can lend its securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. The cash collateral is invested in short-term investments as noted in the ARAF’s Schedule of Investments. ARAF also continues to receive interest or dividends on the securities loaned. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2025

material default, will be paid to ARAF. A portion of the income generated by the investment in ARAF’s collateral, net of any rebates paid by US Bank to the borrowers is remitted to US Bank as lending agent and the remainder is paid to ARAF.

Although risk is mitigated by the collateral, ARAF could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Should the borrower of the securities fail financially, ARAF has the right to repurchase the securities using the collateral in the open market.

ARAF receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. ARAF held $7,548,508 as of September 30, 2025. The remaining contractual maturity of all securities lending transactions is overnight and continuous. ARAF is not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required. The income earned by ARAF on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the ARAF’s Statement of Operations.

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of September 30, 2025:

					Gross Amounts Not Offset in the Statement of
					Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Statement of Assets	the Statement of	Financial	Cash Collateral		Net Amount of
Assets:	Recognized Assets	& Liabilities	Assets & Liabilities	Instruments Pledged	Received *		Assets
ARAF
Description:
Securities Loaned	$7,391,179	$—	$7,391,179	$—	$7,391,179	*	$—
Total	$7,391,179	$—	$7,391,179	$—	$7,391,179		$—

*	The amount is limited to the asset balance and accordingly does not include excess collateral pledged.

The fair value of the securities loaned for ARAF totaled $7,391,179 as of September 30, 2025. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes cash collateral received and reinvested that totaled $7,548,508 for ARAF at September 30, 2025. This amount is offset by a liability recorded as “Payable upon return of securities loaned.” The contractual maturity of securities lending transactions is on an overnight and continuous basis. The Funds cannot pledge or resell the collateral.

(11)	LEGAL PROCEEDINGS

On July 30, 2020, an investor in AIOF filed a putative class action in Florida state court, naming the Adviser, the Trust, and others as defendants. Plaintiff alleges that AIOF misrepresented that it held no more than 15% of its assets in illiquid securities, among other things, and asserts violations of Sections I I, 12(a)(2) and 15 of the Securities Act of 1933. The Florida action was dismissed it prejudice on September 22, 2021.

On October 14, 2020, the same Plaintiff filed a nearly identical putative class action in New York State Court against the same defendants. That complaint was amended on February 26, 2021, which added two additional defendants, including sub-advisor Garrison Point LLC. On February 16, 2023, the New York court dismissed all but one claim for failure to state a claim. The defendants believe the remaining claim is meritless and intend to contest it vigorously.

(12)	ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023 -09, Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. The Fund’s officers are evaluating the impacts of these changes on the Funds’ financial statements.

(13)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

AlphaCentric Funds

ADDITIONAL INFORMATION (Unaudited)

September 30, 2025

Changes in and Disagreements with Accountants

Not applicable.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

This information is included in Item 7, as part of the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2025

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-844-223-8637; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-844-223-8637; and on the Commission’s website at http://www.sec.gov.

Mutual Fund Series Trust
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

ADVISER
AlphaCentric Advisors, LLC 207 Calle del Parque, AM Tower, Floor 7 Suite 2 San Juan, PR 00912

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
8101 East Prentice Ave Suite 750
Greenwood Village, CO 80111

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
U.S. Bank
1555 N. Rivercenter Drive. Suite 302
Milwaukee, WI 53212

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By (Signature and Title)
/s/ Michael Schoonover
Michael Schoonover, Principal Executive Officer/President

Date	12/08/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Michael Schoonover
Michael Schoonover, Principal Executive Officer/President

Date	12/08/25

By (Signature and Title)
/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	12/08/25